As filed with the SEC on April 27, 2012
Registration No. 333-121017
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 7 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 68 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2012, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on ______, pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

FIDELITY FREEDOM LIFETIME INCOME®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals. Contracts with a Withdrawal Period may not be available in all states.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the investment options (the "FundsManager Investment Options") each invests in a single Fidelity VIP FundsManager® Portfolio. The Fidelity VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio"). The remaining Investment Option invests solely in the Fidelity VIP Money Market Portfolio ("Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and the Fidelity VIP Money Market Fund are known as "the Funds."

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Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Fidelity Investments Variable Annuity Account I (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds and Fidelity VIP FundsManager® Portfolios is Strategic Advisers®, Inc., ("Strategic Advisers") an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2012. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page (Click Here).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options available in the contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2012

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Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
The Investment Advisers	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payment	(Click Here)
Exchanges	(Click Here)
Charges	(Click Here)
Annuity Income Dates	(Click Here)
Signature Guarantee	(Click Here)
Death Benefit	(Click Here)
Annuity Income	(Click Here)
Benchmark Rate of Return	(Click Here)
Comparing Withdrawal Period to Guarantee Period	(Click Here)
Frequency of Annuity Income Dates	(Click Here)
Choosing Your Annuity Income Option	(Click Here)
Annuity Income Options Without a Withdrawal Period	(Click Here)
Guarantee Period	(Click Here)
Annuity Income Options With a Withdrawal Period	(Click Here)
Withdrawal Provisions	(Click Here)
Reports	(Click Here)
More About the Contract
Tax Considerations	(Click Here)
Other Contract Provisions	(Click Here)
Selling the Contracts	(Click Here)
Postponement of Benefits	(Click Here)
More About the Variable Account and the Funds
Changes in Investment Options	(Click Here)
Total Return for an Investment Option	(Click Here)
Voting Rights	(Click Here)
Litigation	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one Investment Option at any time.

There are nine Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; FundsManager 20% Portfolio; FundsManager 50% Portfolio; FundsManager 60% Portfolio; FundsManager 70% Portfolio; FundsManager 85% Portfolio; and Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. Together with your Contract, we will send you a letter containing the date on which your free look period ends.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and FILI and should be retained.

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Fee Table

The following tables describe the fees and expenses that you will pay while owning the Contract. The first table describes the fees and expenses you will pay at the time you buy the Contract or make Exchanges between Investment Options. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

Contract Owner Transaction Expenses	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund Fees and Expenses

Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.28%	0.99%

Facts about Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

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There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income® I Fund, Lifetime Income® II Fund, Lifetime Income® III Fund, FundsManager® 20% Portfolio, FundsManager® 50% Portfolio, FundsManager® 60% Portfolio, FundsManager® 70% Portfolio, FundsManager® 85% Portfolio, and Money Market Fund.

FINANCIAL STATEMENTS

Financial statements for FILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Strategic Advisers invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of Fidelity VIP Funds: domestic equity funds, international equity funds, bond funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bonds funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. Strategic Advisers, Inc., invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed income funds, and money market funds. Each fund's assets are invested according to the fund's approximate target asset allocation to equity funds reflected in its name.

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FundsManager® 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation. The target asset allocation of FundsManager® 20% Portfolio is approximately 14% domestic equity funds, 6% international equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager® 50% Portfolio seeks high total return. The target asset allocation of FundsManager® 50% Portfolio is approximately 35% domestic equity funds, 15% international equity funds, 40% fixed-income funds, and 10% money market funds.

FundsManager® 60% Portfolio seeks high total return. The target asset allocation of FundsManager® 60% Portfolio is approximately 42% domestic equity funds, 18% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager® 70% Portfolio seeks high total return. The target asset allocation of FundsManager® 70% Portfolio is approximately 49% domestic equity funds, 21% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager® 85% Portfolio seeks high total return. The target asset allocation of FundsManager® 85% Portfolio is approximately 60% domestic equity funds, 25% international equity funds, and 15% fixed-income funds.

The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

THE INVESTMENT ADVISERS

Strategic Advisers®, Inc.

Strategic Advisers is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund and each Fidelity VIP FundsManager Portfolio.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 82 Devonshire Street, Boston, Massachusetts 02109.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

• The minimum Purchase Payment for a Contract is generally $25,000.

• You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

• You or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period, you or the Joint Annuitant must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

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To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

• Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the free look period, together with a written cancellation request. You may not do this by telephone, fax or through the internet. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used. Together with your contract, we will send you a letter containing the date on which your free look period ends.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

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  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

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Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

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3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

Certain requests may require a signature guarantee. A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

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All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page (Click Here) of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and, unless prohibited by applicable state law, sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

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Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options FILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option on your application. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

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For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

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If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

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If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

• Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

• Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

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More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70 1/2. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

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After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 ½, 2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 ½. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 ½, a withdrawal that is made either before age 59 ½ or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 ½ satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 ½, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Fidelity Investments Life's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

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After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, generally equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

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If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

FILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents
of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FFLI-pro-0412
1.805451.109

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INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59 ½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

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Not Part of the Prospectus

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.10%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.50%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FFLI

Not Part of the Prospectus

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2012

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2012 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

FFLI-ptb-0412
1.805450.109

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2011and for the each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

April 19, 2012

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

December 31, 2011 and 2010

ASSETS	2011	2010
Investments:
Debt securities, available-for-sale, at fair value
(amortized cost of $733,420 in 2011 and $585,356 in 2010)	$746,492	$599,212
Equity securities, at fair value (cost of $50 in 2011 and 2010)	52	54
Policy loans	706	517

Total investments	747,250	599,783

Cash and cash equivalents	265,902	241,386
Accrued investment income	4,993	4,936
Deferred policy acquisition costs	58,544	58,371
Reinsurance deposit and receivables	1,515,953	1,617,407
Property and equipment, net	-	3,116
Other assets	10,317	9,026
Net deferred tax asset	64,653	62,358
Income taxes receivable	6,054	4,163
Separate account assets	17,475,846	17,422,820

Total assets	$20,149,512	$20,023,366

LIABILITIES
Future contract and policy benefits	1,014,779	1,016,915
Contract holder deposit funds	667,917	737,089
Investment trades payable	75,947	11
Other liabilities and accrued expenses	32,601	30,591
Payable to parent and affiliates	10,147	8,290
Separate account liabilities	17,475,846	17,422,820

Total liabilities	19,277,237	19,215,716

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized;
300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	69,582
Accumulated other comprehensive income	8,205	8,706
Retained earnings	791,488	726,362

Total stockholder's equity	872,275	807,650

Total liabilities and stockholder's equity	$20,149,512	$20,023,366
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF INCOME
AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009

Revenues:
Fees charged to contract holders	$122,591	$114,721	$98,477
Net investment income	16,824	17,624	17,950
Interest on reinsurance deposit	40,665	43,909	47,764
Fund administration fees	7,576	5,461	2,028
Net realized investment gains (losses):
Other than temporary losses on debt securities	(71)	-	(224)
Total other than temporary losses	(71)	-	(224)
Net realized investment gains on sales	12,191	11,110	10,185
Total net realized investment gains	12,120	11,110	9,961
Premiums, net	9,924	9,760	4,996
Other income	-	26	8

Total revenues	209,700	202,611	181,184

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	60,724	69,307	79,055
Contract and policy benefits and expenses	58,742	63,863	62,371
Other expenses	-	-	8,599

Total benefits and expenses	119,466	133,170	150,025

Income before income taxes	90,234	69,441	31,159

Income tax expense	25,108	17,740	7,154

Net income	65,126	51,701	24,005

Other comprehensive (loss) income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	11,439	14,005	14,162
Reclassification adjustment for net realized gains included in
net income	(12,120)	(11,110)	(9,961)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	-	-	(197)
Provision for income taxes related to items of other comprehensive income	180	(1,080)	(1,356)

Other comprehensive (loss) income, net of tax	(501)	1,815	2,648

Comprehensive income	$64,625	$53,516	$26,653

(1) Includes affiliated company transactions (Note 8)
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2008	$3,000	$69,582	$4,243	$650,656	$727,481

Comprehensive income:
Net income	-	-	-	24,005	24,005
Other comprehensive income	-	-	2,648	-	2,648

Balance at December 31, 2009	$3,000	$69,582	$6,891	$674,661	$754,134

Comprehensive income:
Net income	-	-	-	51,701	51,701
Other comprehensive income	-	-	1,815	-	1,815

Balance at December 31, 2010	$3,000	$69,582	$8,706	$726,362	$807,650

Comprehensive income:
Net income	-	-	-	65,126	65,126
Other comprehensive income	-	-	(501)	-	(501)

Balance at December 31, 2011	$3,000	$69,582	$8,205	$791,488	$872,275
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009
Cash flows from operating activities:
Net income	$65,126	$51,701	$24,005
Adjustments to reconcile net income to net cash provided
by operating activities:
Amortization and depreciation	5,192	7,012	8,753
Net realized investment gains	(12,120)	(11,110)	(9,961)
Charitable donation expense	-	-	8,599
Benefit for deferred taxes	(1,905)	(7,918)	(14,120)
Changes in assets and liabilities:
Accrued investment income	(57)	53	716
Change in deferred policy acquisition costs, net of amortization	(70)	(2,089)	(3,814)
Future contract and policy benefits, net	99,597	96,692	99,508
Reinsurance deposit and receivables	101,455	103,414	110,178
Payable to (receivable from) parent and affiliates, net	1,857	15,410	(16,804)
Income taxes	(1,891)	(14,461)	19,924
Other assets and other liabilities, net	673	15,849	(467)

Net cash provided by operating activities	257,857	254,553	226,517

Cash flows from investing activities:
Purchase of debt securities	(953,585)	(818,527)	(910,674)
Purchase of equity securities	-	(50)	-
Proceeds from sales of debt securities	676,485	738,999	837,963
Proceeds from maturities of calls of debt securities	138,916	30,064	41,953
Investment trades payable (receivable)	75,936	(43)	21
Change in policy loans	(189)	47	(313)
Capital expenditures	-	(4)	2

Net cash used for investing activities	(62,437)	(49,514)	(31,048)

Cash flows from financing activities:
Deposits credited to fixed annuity contracts	1,771,700	1,684,288	1,344,524
Net transfers (from) to separate accounts	(431,356)	(366,059)	27,271
Withdrawals from variable annuity contracts	(1,378,654)	(1,362,379)	(1,430,114)
Withdrawals from fixed annuity contracts	(132,594)	(141,220)	(149,485)

Net cash used for financing activities	(170,904)	(185,370)	(207,804)

Net increase (decrease) in cash and cash equivalents	24,516	19,669	(12,335)

Cash and cash equivalents:
Beginning of year	241,386	221,717	234,052
End of year	$265,902	$241,386	$221,717

Supplemental disclosure of cash flow Information for non-cash transactions
Charitable donation of debt securities	$-	$-	$8,599
The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Strategic Advisers, Inc. funds and the Credit Suisse Trust funds. Effective December 4, 2009, the Strategic Advisers, Inc. funds were liquidated and closed. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,695,000 and $15,768,000 at December 31, 2011 and 2010, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $264,078,000 and $237,191,000 at December 31, 2011 and 2010, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2011 and 2010, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 and $3,116,000 are recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2011 and 2010, respectively. Depreciation expense on these capitalized software development costs were $3,116,000, $5,846,000, and $6,908,000 in 2011, 2010, and 2009, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the non credit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection with the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct - response advertising. This guidance is effective for fiscal years beginning after December 15, 2011. The guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently evaluating the impact of this amendment.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2011	2010
Beginning Balance	$12,885	$15,976
Unlocking of benefit ratio	703	(1,840)
Interest on reserve	919	959
Claims paid	(3,146)	(4,588)
Accrual of benefit ratio	2,364	2,378

Ending Balance	$13,725	$12,885

The reinsurance recoverables associated with the GMDB were $13,366,000 and $12,475,000 at December 31, 2011 and 2010, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns:

• The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.

• The DAC model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

• The base lapse rate and partial withdrawal assumptions vary from 6.0% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.

• The lapse rates for anticipated internal replacements vary from 3.0% to 5.5% depending on calendar year.

• The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2011	2010
(in thousands, except for contract holder data)

Net deposits paid
Account value	$4,711,588	$5,465,047
Net amount at risk	$251,738	$254,466
Average attained age of contract holders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$290,947	$340,695
Net amount at risk	$73,374	$67,965
Average attained age of contract holders	68	67

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2011	2010
	(in thousands)
Beginning Balance	$1,511	$1,845
Unlocking of benefit ratio	(116)	(195)
Interest on reserve	70	44
Accrual of benefit ratio	552	591
Claims paid	-	-
Other	-	(774)
Ending Balance	$2,017	$1,511

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $1,979,000 and $1,484,000 at December 31, 2011 and 2010, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

• The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

• The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• Separate benefit ratios were calculated for single life and joint life policies.

• For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 5 1/2 years from issue and age 59 1/2.

• The mortality assumption is the Annuity 2000 Mortality Table.

• The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.

• The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2011 and 2010:

	Years Ended December 31,
	2011	2010
	(in thousands)
Account value	$1,934,989	$2,134,946
GMWB value	$2,157,529	$2,115,407
Average attained age of contract holders	69	68

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$18,707	$19,478	$18,920
Cash and cash equivalents	361	482	1,407
Other income	164	238	214
Total investment income	19,232	20,198	20,541
Less: investment expenses	2,408	2,574	2,591
Net investment income	$16,824	$17,624	$17,950

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities:
Gross realized gains	$13,386	$13,213	$16,620
Gross realized losses	$(1,195)	(2,103)	(6,435)

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $71,000, $0, and $224,000 in 2011, 2010, and 2009, respectively. There were no debt securities that were non-income producing for 2011, 2010, and 2009, respectively. There was no interest foregone by non-income producing securities for 2011, and 2010, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$13,072	$13,856	$10,957
Equity securities	2	4	-
DAC	(255)	(359)	(351)
Deferred income tax expense	(4,614)	(4,795)	(3,715)
	$8,205	$8,706	$6,891

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2011 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$(1,740)	$114,307	117
Greater than 12 months	(92)	3,434	9
	$(1,832)	$117,741	126
Below investment grade debt securities:
0-12 months	$(576)	$9,073	85
Greater than 12 months	(29)	1,272	6
	$(605)	$10,345	91

Total	$(2,437)	$128,086	217

Debt securities that have been in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)

Investment grade debt securities:
0-12 months	$(1,676)	$144,942	67
Greater than 12 months	(37)	3,237	4
	$(1,713)	$148,179	71
Below investment grade debt securities:
0-12 months	$(200)	$5,017	38
Greater than 12 months	-	-	-
	$(200)	$5,017	38

Total	$(1,913)	$153,196	109

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2011 and 2010. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2011. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 5% of the total portfolio as of December 31, 2011. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer were as follows:

		December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury and other U.S. Government
agency securities	$304,082	$3,841	$(32)	$-	$307,891
Corporate and other debt securities	361,088	11,257	(2,165)	-	370,180
Foreign government securities	6,694	216	-	-	6,910
Mortgage and asset backed securities	61,556	195	(240)	-	61,511

Total debt securities	$733,420	$15,509	$(2,437)	$-	$746,492

Equity securities:	$50	$2	$-	$-	$52

		December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury securities	$203,731	$2,031	$(1,109)	$-	$204,653
Corporate and other debt securities	334,098	13,302	(673)	-	346,727
Foreign government securities	5,715	113	-	-	5,828
Mortgage and asset backed securities	41,812	323	(131)	-	42,004

Total debt securities	$585,356	$15,769	$(1,913)	$-	$599,212

Equity securities:	$50	$4	$-	$-	$54

During 2011 and 2010, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

	Amortized Cost	Estimated Fair Value
	(in thousands)

Due in 1 year or less	$51,385	$52,205
Due after 1 year through 5 years	454,693	464,085
Due after 5 years through 10 years	87,787	90,594
Due after 10 years	77,999	78,100
Mortgage and asset backed securities	61,556	61,508

	$733,420	$746,492

At December 31, 2011 and 2010, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury and other U.S. Government agency securities.

At December 31, 2011, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,687,000 and $2,819,000 respectively. At December 31, 2010, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,683,000 and $2,788,000 respectively.

During 2009, the Company donated debt securities to a qualified charitable organization at fair value of $8,599,000. This is recorded as "Other expenses" in the consolidated statements of income and comprehensive income. There were no donations in 2011 or 2010.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for similar assets and liabilities in an active market.

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The majority of available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31:

	December 31, 2011
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury and other U.S. Government
agency securities	$-	$307,891	$-	$307,891
Corporate and other debt securities	-	370,104	76	370,180
Foreign government securities	-	6,910	-	6,910
Mortgage and asset backed securities	-	61,511	-	61,511
Total available-for-sale debt securities	-	746,416	76	746,492
Equity securities	52	-	-	52
Separate account assets	17,475,846	-	-	17,475,846
Total	$17,475,898	$746,416	$76	$18,222,390

	December 31, 2010
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$-	$204,653	$-	$204,653
Corporate debt securities	-	346,727	-	346,727
Foreign government securities	-	5,828	-	5,828
Mortgage and asset backed securities	-	41,992	12	42,004
Total available-for-sale debt securities	-	599,200	12	599,212
Equity securities	54	-	-	54
Separate account assets	17,422,820	-	-	17,422,820
Total	$17,422,874	$599,200	$12	$18,022,086

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2011 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$12

Realized and Unrealized Gains	-	7
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	-
Purchases	-	-
Sales	-	-
Issuances	-	(19)
Settlements	-	-
Other	-	-
Transfers into Level 3	76	-
Transfers out of Level 3	-	-

Fair Value, Ending Balance	$76	$-

Transfers into Level 3 corporate and other debt securities were primarily the result of unobservable inputs and the use of broker dealer quotes that could not be validated when previously information from third party pricing services that could be validated was used.

Changes in Level 3 assets measured at fair value on a recurring basis during 2010 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$24

Realized and Unrealized Gains
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	(12)
Purchases, Issuances, and Settlements, Net	-	-
Net Transfers into (out of) Level 3	-	-

Fair Value, Ending Balance	$-	$12

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$706	$706	$517	$517
Reinsurance deposit and receivables	1,515,953	1,630,055	1,617,407	1,703,591

	$1,516,659	$1,630,761	$1,617,924	$1,704,108

Financial Liabilities:
Contract holder deposit funds	$75,947	$782,380	$737,089	$822,739

	$75,947	$782,380	$737,089	$822,739

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$27,050	$25,419	$21,782
State	(37)	239	(508)
	27,013	25,658	21,274
Deferred:
Federal	(2,594)	(7,793)	(13,924)
State	689	(125)	(196)
	(1,905)	(7,918)	(14,120)
Provision for income taxes	$25,108	$17,740	$7,154

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2011	2010
	(in thousands)

Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$24,309	$19,821
Contract holder reserves	32,458	35,328
Deferred revenue	7,581	8,450
Unrealized gains on available-for-sale securities	(4,575)	(4,993)
Deferred compensation and retirement benefit plans	2,076	2,537
Other, net	2,804	1,215
Net deferred tax asset	$64,653	$62,358

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2011 and 2010, respectively.

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Tax provision at U.S. Federal statutory rate	$31,582	$24,304	$10,905
Dividends received deduction	(7,267)	(6,438)	(4,137)
Other, net	793	(126)	386
	$25,108	$17,740	$7,154

FILI paid federal and state income taxes of $28,904,000, $40,119,000, and $0 in 2011, 2010 and 2009, respectively.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2008. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $7,267,000, $6,438,000 and $4,137,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2011, 2010 and 2009, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
FILI
Statutory net income	$21,580	$63,681	$13,303
Statutory surplus	$766,906	$739,300	$669,319
EFILI
Statutory net income	$2,883	$2,441	$1,857
Statutory surplus	$60,692	$57,549	$54,461

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $22,289,000, $20,329,000, and $17,926,000 in 2011, 2010 and 2009, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $24,337,000, $27,332,000, and $23,777,000 in 2011, 2010 and 2009, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,206,000, $1,107,000, and $1,078,000 in 2011, 2010 and 2009, respectively, for such services.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $30,572,000, $36,829,000, and $26,609,000 in 2011, 2010 and 2009, respectively, for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $1,381,000, $1,559,000, and $2,556,000 in 2011, 2010 and 2009, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $3,699,000, $4,512,000, and $4,945,000 in 2011, 2010 and 2009, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee per year based on the unused amounts of the line of credit. As of December 31, 2011 and 2010, the facility fee was 0.06% and 0.08%, respectively. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. There were no amounts advanced by FILI under the line of credit agreement during 2011, 2010 or 2009. The Company earned facility fees of $142,000, $202,000 and $199,000 in 2011, 2010 and 2009, respectively from FMR LLC. Effective February 27, 2012, the revolving line of credit agreement was renewed for one year.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Underwriting, acquisition and insurance expenses:
Commissions, gross	$22,290	$20,329	$17,926
Compensation and benefits	17,287	22,057	29,899
Capitalization of deferred policy acquisition costs	(5,473)	(6,071)	(5,697)
Amortization of deferred policy acquisition costs	5,403	3,982	1,883
Rent expenses	1,249	1,299	2,068
Taxes, licenses and fees	1,929	2,418	3,553
General insurance expenses	18,039	25,293	29,423

Total underwriting, acquisition and insurance expenses	$60,724	$69,307	$79,055

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2011, 2010 and 2009, the Company decreased amortization by $687,000, $1,727,000, and $3,823,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2011). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	December 31,
	2011	2010
	(in thousands)
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life
Insurance Company of New York	$876,373	$957,317
Principal Life Insurance Company	575,504	593,197

Reinsurance deposits and receivables	$1,451,877	$1,550,514

Contract holder deposit funds and future benefits	$1,471,838	$1,572,411

Interest on reinsurance deposit	$39,873	$43,277
Contract and policy benefits and expenses	$33,427	$36,528

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Direct life premiums	$15,573	$15,874	$15,668
Reinsurance ceded, net of ceding expense allowance	(5,649)	(6,114)	(10,672)
Net premiums	$9,924	$9,760	$4,996

Direct contract and policy benefits	$131,005	$143,493	$149,935
Reinsurance ceded	(72,263)	(79,630)	(87,564)
Net contract and policy benefits	$58,742	$63,863	$62,371

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred subsequent that would require disclosure.

Fidelity® Investments

Variable Annuity Account I

(Fidelity Cover Art)

Annual Report

December 31, 2011

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 474,224	$ 797,552	$ 133,674	$ 237,550	$ 403,297	$ 135,567	$ 350,129	$ 89,083
Receivable from FILI	0	0	4	0	0	0	9	0
Total assets	474,224	797,552	133,678	237,550	403,297	135,567	350,138	89,083
Liabilities:
Payable to FILI	26	83	0	0	10	1	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Net Assets:
Fidelity Retirement Reserves	$ 430,318	$ 0	$ 99,585	$ 0	$ 345,624	$ 0	$ 315,884	$ 0
Fidelity Income Advantage	43,880	0	34,093	0	57,663	0	34,254	0
Fidelity Personal Retirement	0	794,406	0	237,550	0	135,566	0	89,083
Fidelity Freedom Lifetime Income	0	390	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	2,673	0	0	0	0	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	19,936	0	2,505	0	5,929	0	5,063	0
Unit Value	$ 21.58	$ 0	$ 39.76	$ 0	$ 58.29	$ 0	$ 62.39	$ 0
Fidelity Income Advantage:
Units Outstanding	2,087	0	880	0	1,015	0	563	0
Unit Value	$ 21.04	$ 0	$ 38.76	$ 0	$ 56.83	$ 0	$ 60.83	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	72,870	0	17,762	0	11,968	0	7,373
Highest Unit Value	$ 0	$ 11.44	$ 0	$ 17.38	$ 0	$ 17.56	$ 0	$ 17.79
Lowest Unit Value	$ 0	$ 10.01	$ 0	$ 10.95	$ 0	$ 10.63	$ 0	$ 11.50
Fidelity Freedom Lifetime Income:
Units Outstanding	0	35	0	0	0	0	0	0
Unit Value	$ 0	$ 11.18	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	262	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.08	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.74	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	3	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.01	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.69	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 68,421	$ 38,254	$ 100,386	$ 348,153	$ 444,312	$ 263,763	$ 90,737
Receivable from FILI	2	0	1	0	0	0	0
Total assets	68,423	38,254	100,387	348,153	444,312	263,763	90,737
Liabilities:
Payable to FILI	0	0	0	7	0	32	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Net Assets:
Fidelity Retirement Reserves	$ 63,245	$ 33,407	$ 0	$ 272,286	$ 0	$ 216,396	$ 0
Fidelity Income Advantage	5,178	4,847	0	75,860	0	47,335	0
Fidelity Personal Retirement	0	0	100,387	0	444,312	0	90,737
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,056	2,890	0	7,157	0	5,525	0
Unit Value	$ 30.76	$ 11.56	$ 0	$ 38.05	$ 0	$ 39.17	$ 0
Fidelity Income Advantage:
Units Outstanding	173	426	0	2,045	0	1,241	0
Unit Value	$ 29.98	$ 11.38	$ 0	$ 37.09	$ 0	$ 38.18	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	0	9,748	0	34,292	0	7,202
Highest Value	$ 0	$ 0	$ 13.63	$ 0	$ 13.95	$ 0	$ 15.32
Lowest Value	$ 0	$ 0	$ 9.79	$ 0	$ 10.69	$ 0	$ 10.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 631,461	$ 78,600	$ 32,345	$ 810,621	$ 500,601	$ 123,822	$ 1,182,160
Receivable from FILI	0	4	0	21	1	7	0
Total assets	631,461	78,604	32,345	810,642	500,602	123,829	1,182,160
Liabilities:
Payable to FILI	14	0	0	0	0	0	0
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Net Assets:
Fidelity Retirement Reserves	$ 301,809	$ 63,149	$ 0	$ 724,339	$ 0	$ 88,756	$ 0
Fidelity Income Advantage	46,157	15,455	0	86,303	0	35,073	0
Fidelity Personal Retirement	283,481	0	32,345	0	500,602	0	262,109
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	920,051
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,344	2,636	0	16,246	0	4,704	0
Unit Value	$ 36.17	$ 23.96	$ 0.00	$ 44.59	$ 0	$ 18.87	$ 0
Fidelity Income Advantage:
Units Outstanding	1,309	662	0	1,985	0	1,906	0
Unit Value	$ 35.26	$ 23.35	$ 0.00	$ 43.47	$ 0	$ 18.39	$ 0
Fidelity Personal Retirement:
Units Outstanding	23,614	0	2,688	0	39,873	0	19,968
Highest Value	$ 16.68	$ 0	$ 15.79	$ 0	$ 17.63	$ 0	$ 17.85
Lowest Value	$ 11.45	$ 0	$ 10.77	$ 0	$ 11.49	$ 0	$ 11.12
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	57,974
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.33
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	28,520
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.25
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 12,831	$ 21,200	$ 97,806	$ 31,198	$ 60,851	$ 50,498	$ 343,017	$ 270,194
Receivable from FILI	0	0	0	0	2	0	10	0
Total assets	12,831	21,200	97,806	31,198	60,853	50,498	343,027	270,194
Liabilities:
Payable to FILI	0	0	11	0	0	0	0	1
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Net Assets:
Fidelity Retirement Reserves	$ 10,965	$ 0	$ 77,659	$ 0	$ 50,925	$ 0	$ 288,826	$ 0
Fidelity Income Advantage	1,866	0	20,136	0	9,928	0	54,201	0
Fidelity Personal Retirement	0	21,200	0	31,198	0	50,498	0	270,193
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	766	0	4,268	0	3,827	0	12,364	0
Unit Value	$ 14.30	$ 0	$ 18.19	$ 0	$ 13.31	$ 0	$ 23.36	$ 0
Fidelity Income Advantage:
Units Outstanding	133	0	1,136	0	765	0	2,375	0
Unit Value	$ 14.07	$ 0	$ 17.74	$ 0	$ 12.97	$ 0	$ 22.82	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,702	0	2,617	0	4,161	0	20,885
Highest Value	$ 0	$ 18.20	$ 0	$ 16.58	$ 0	$ 20.77	$ 0	$ 18.58
Lowest Value	$ 0	$ 11.39	$ 0	$ 11.28	$ 0	$ 11.21	$ 0	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,086	$ 70,784	$ 116,662	$ 96,552
Receivable from FILI	0	0	0	0	1	1	3	0
Total assets	43,338	41,124	26,682	42,820	64,087	70,785	116,665	96,552
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Net Assets:
Fidelity Retirement Reserves	$ 34,617	$ 0	$ 23,234	$ 0	$ 57,871	$ 0	$ 102,653	$ 0
Fidelity Income Advantage	8,721	0	3,448	0	6,216	0	14,012	0
Fidelity Personal Retirement	0	41,124	0	42,820	0	70,785	0	96,552
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,532	0	1,614	0	4,328	0	4,324	0
Unit Value	$ 13.67	$ 0	$ 14.39	$ 0	$ 13.37	$ 0	$ 23.74	$ 0
Fidelity Income Advantage:
Units Outstanding	649	0	245	0	475	0	603	0
Unit Value	$ 13.45	$ 0	$ 14.09	$ 0	$ 13.09	$ 0	$ 23.25	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	3,595	0	3,112	0	5,008	0	6,916
Highest Value	$ 0	$ 22.97	$ 0	$ 14.86	$ 0	$ 26.12	$ 0	$ 18.64
Lowest Value	$ 0	$ 10.98	$ 0	$ 11.85	$ 0	$ 11.19	$ 0	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 46,833	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,864	$ 13,369
Receivable from FILI	1	0	0	0	0	0	1	0
Total assets	46,834	63,726	10,884	12,218	31,582	40,592	6,865	13,369
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Net Assets:
Fidelity Retirement Reserves	$ 40,773	$ 0	$ 10,400	$ 0	$ 26,805	$ 0	$ 6,010	$ 0
Fidelity Income Advantage	6,061	0	484	0	4,777	0	855	0
Fidelity Personal Retirement	0	63,726	0	12,218	0	40,592	0	13,369
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,642	0	1,522	0	1,279	0	464	0
Unit Value	$ 15.43	$ 0	$ 6.83	$ 0	$ 20.96	$ 0	$ 12.94	$ 0
Fidelity Income Advantage:
Units Outstanding	401	0	72	0	233	0	67	0
Unit Value	$ 15.11	$ 0	$ 6.69	$ 0	$ 20.53	$ 0	$ 12.67	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	4,588	0	1,781	0	2,836	0	1,069
Highest Value	$ 0	$ 19.07	$ 0	$ 14.37	$ 0	$ 20.55	$ 0	$ 21.71
Lowest Value	$ 0	$ 12.94	$ 0	$ 5.73	$ 0	$ 11.61	$ 0	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 46,794	$ 74,345	$ 139,751	$ 754,252	$ 4,524	$ 6,664	$ 9,623	$ 22,731
Receivable from FILI	3	0	3	0	0	0	2	0
Total assets	46,797	74,345	139,754	754,252	4,524	6,664	9,625	22,731
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Net Assets:
Fidelity Retirement Reserves	$ 41,406	$ 0	$ 118,746	$ 0	$ 3,605	$ 0	$ 8,396	$ 0
Fidelity Income Advantage	5,391	0	21,008	0	919	0	1,229	0
Fidelity Personal Retirement	0	74,345	0	754,252	0	6,664	0	22,731
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,981	0	7,333	0	335	0	826	0
Unit Value	$ 20.91	$ 0	$ 16.19	$ 0	$ 10.75	$ 0	$ 10.17	$ 0
Fidelity Income Advantage:
Units Outstanding	262	0	1,317	0	87	0	122	0
Unit Value	$ 20.56	$ 0	$ 15.94	$ 0	$ 10.61	$ 0	$ 10.03	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	5,319	0	54,717	0	589	0	2,160
Highest Value	$ 0	$ 28.65	$ 0	$ 15.64	$ 0	$ 18.45	$ 0	$ 19.92
Lowest Value	$ 0	$ 11.72	$ 0	$ 10.71	$ 0	$ 10.47	$ 0	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	5,837	11,967	13,110	28,158	8,485	22,177	9,591	28,303
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Net Assets:
Fidelity Retirement Reserves	$ 4,960	$ 0	$ 10,781	$ 0	$ 7,272	$ 0	$ 9,591	$ 0
Fidelity Income Advantage	877	0	2,329	0	1,213	0	0	0
Fidelity Personal Retirement	0	11,967	0	28,158	0	22,177	0	28,303
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	556	0	1,034	0	599	0	770	0
Unit Value	$ 8.92	$ 0	$ 10.43	$ 0	$ 12.13	$ 0	$ 12.45	$ 0
Fidelity Income Advantage:
Units Outstanding	100	0	226	0	101	0	0	0
Unit Value	$ 8.80	$ 0	$ 10.29	$ 0	$ 11.97	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,237	0	2,506	0	1,742	0	2,276
Highest Value	$ 0	$ 15.20	$ 0	$ 19.99	$ 0	$ 19.65	$ 0	$ 13.03
Lowest Value	$ 0	$ 8.82	$ 0	$ 10.33	$ 0	$ 12.04	$ 0	$ 10.53
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Receivable from FILI	0	0	0	0	0	0
Total assets	4,940	8,618	15,014	46,201	28,585	61,744
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Net Assets:
Fidelity Retirement Reserves	$ 4,940	$ 0	$ 15,014	$ 0	$ 28,585	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,618	0	46,201	0	61,744
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	397	0	1,196	0	2,255	0
Unit Value	$ 12.43	$ 0	$ 12.55	$ 0	$ 12.68	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	673	0	3,649	0	4,778
Highest Value	$ 0	$ 14.80	$ 0	$ 15.19	$ 0	$ 15.42
Lowest Value	$ 0	$ 10.78	$ 0	$ 10.87	$ 0	$ 10.90
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 23,240	$ 92,705	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Receivable from FILI	0	20	0	0	0	0
Total assets	23,240	92,725	11,282	48,490	12,903	47,581
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Net Assets:
Fidelity Retirement Reserves	$ 23,240	$ 0	$ 11,282	$ 0	$ 12,903	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	92,725	0	48,490	0	47,581
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,869	0	909	0	1,070	0
Unit Value	$ 12.43	$ 0	$ 12.42	$ 0	$ 12.06	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	7,320	0	3,774	0	3,797
Highest Value	$ 0	$ 16.19	$ 0	$ 16.44	$ 0	$ 16.79
Lowest Value	$ 0	$ 11.01	$ 0	$ 11.03	$ 0	$ 11.08
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 8,619	$ 16,059	$ 6,821	$ 18,261	$ 49,155	$ 472,645	$ 677,139
Receivable from FILI	1	2	0	1	0	0	36
Total assets	8,620	16,061	6,821	18,262	49,155	472,645	677,175
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 15,743	$ 0	$ 60,340	$ 89,241
Fidelity Income Advantage	0	0	0	2,519	0	11,955	54,570
Fidelity Personal Retirement	0	0	0	0	49,155	397,170	522,395
Fidelity Freedom Lifetime Income	8,620	16,061	6,821	0	0	3,180	10,969
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,655	0	5,111	8,013
Unit Value	$ 0	$ 0	$ 0	$ 9.51	$ 0	$ 11.81	$ 11.14
Fidelity Income Advantage:
Units Outstanding	0	0	0	268	0	1,024	4,955
Unit Value	$ 0	$ 0	$ 0	$ 9.40	$ 0	$ 11.67	$ 11.01
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	4,347	33,196	43,862
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 18.12	$ 12.63	$ 14.36
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 9.77	$ 10.60	$ 10.84
Fidelity Freedom Lifetime Income:
Units Outstanding	692	1,287	568	0	0	292	1,066
Unit Value	$ 12.45	$ 12.48	$ 12.01	$ 0	$ 0	$ 10.90	$ 10.29
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,179,274	$ 494,533	$ 209,789	$ 12,545	$ 40,835	$ 25,308	$ 45,823
Receivable from FILI	0	3	2	10	0	1	0
Total assets	1,179,274	494,536	209,791	12,555	40,835	25,309	45,823
Liabilities:
Payable to FILI	25	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Net Assets:
Fidelity Retirement Reserves	$ 34,603	$ 47,553	$ 34,652	$ 10,798	$ 0	$ 21,767	$ 0
Fidelity Income Advantage	21,052	31,025	14,427	1,757	0	3,542	0
Fidelity Personal Retirement	254,596	415,043	158,837	0	40,835	0	45,823
Fidelity Freedom Lifetime Income	8,255	915	1,875	0	0	0	0
Fidelity Growth and Guaranteed Income	860,743	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,470	4,597	3,563	850	0	1,772	0
Unit Value	$ 9.97	$ 10.34	$ 9.73	$ 12.71	$ 0	$ 12.28	$ 0
Fidelity Income Advantage:
Units Outstanding	2,129	3,033	1,500	139	0	291	0
Unit Value	$ 9.90	$ 10.23	$ 9.61	$ 12.59	$ 0	$ 12.17	$ 0
Fidelity Personal Retirement:
Units Outstanding	22,761	36,560	14,743	0	3,126	0	3,475
Highest Value	$ 14.97	$ 15.31	$ 16.01	$ 0	$ 16.25	$ 0	$ 25.44
Lowest Value	$ 10.18	$ 10.67	$ 10.04	$ 0	$ 12.09	$ 0	$ 11.59
Fidelity Freedom Lifetime Income:
Units Outstanding	822	96	208	0	0	0	0
Unit Value	$ 10.05	$ 9.58	$ 9.03	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	48,119	0	0	0	0	0	0
Highest Value	$ 14.53	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.70	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	31,276	0	0	0	0	0	0
Highest Value	$ 14.46	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.64	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,688	$ 166,236
Receivable from FILI	0	0	0	0	2	0
Total assets	2,767	5,543	13,797	27,571	122,690	166,236
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Net Assets:
Fidelity Retirement Reserves	$ 2,375	$ 0	$ 12,726	$ 0	$ 69,738	$ 32,881
Fidelity Income Advantage	392	0	1,071	0	7,378	4,108
Fidelity Personal Retirement	0	5,543	0	27,571	45,574	129,247
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	276	0	1,798	0	2,965	1,167
Unit Value	$ 8.58	$ 0	$ 7.08	$ 0	$ 23.52	$ 28.18
Fidelity Income Advantage:
Units Outstanding	46	0	152	0	322	150
Unit Value	$ 8.50	$ 0	$ 7.03	$ 0	$ 22.93	$ 27.47
Fidelity Personal Retirement:
Units Outstanding	0	554	0	3,130	4,073	9,712
Highest Value	$ 0	$ 21.28	$ 0	$ 19.22	$ 19.27	$ 16.84
Lowest Value	$ 0	$ 8.78	$ 0	$ 7.21	$ 9.33	$ 10.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 34,613	$ 20,942	$ 25,411	$ 17,521
Receivable from FILI	1	0	1	2
Total assets	34,614	20,942	25,412	17,523
Liabilities:
Payable to FILI	0	1	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Net Assets:
Fidelity Retirement Reserves	$ 13,187	$ 10,094	$ 21,842	$ 14,981
Fidelity Income Advantage	3,886	2,453	3,570	2,542
Fidelity Personal Retirement	17,541	8,394	0	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,049	788	1,015	664
Unit Value	$ 12.57	$ 12.81	$ 21.52	$ 22.57
Fidelity Income Advantage:
Units Outstanding	317	196	170	116
Unit Value	$ 12.25	$ 12.49	$ 20.98	$ 22.01
Fidelity Personal Retirement:
Units Outstanding	1,703	954	0	0
Highest Value	$ 15.78	$ 12.89	$ 0	$ 0
Lowest Value	$ 9.27	$ 8.03	$ 0	$ 0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Assets:
Investments at market value	$ 151,783	$ 491,312	$ 403,892	$ 607,711
Receivable from FILI	5	0	0	2
Total assets	151,788	491,312	403,892	607,713
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Net Assets:
Fidelity Retirement Reserves	$ 38,459	$ 50,480	$ 45,748	$ 50,387
Fidelity Income Advantage	2,969	3,183	4,370	3,042
Fidelity Personal Retirement	110,360	437,649	353,774	554,284
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,075	4,752	3,746	4,518
Unit Value	$ 12.51	$ 10.62	$ 12.21	$ 11.15
Fidelity Income Advantage:
Units Outstanding	240	301	359	274
Unit Value	$ 12.36	$ 10.57	$ 12.16	$ 11.10
Fidelity Personal Retirement:
Units Outstanding	8,818	41,481	29,607	50,457
Highest Value	$ 20.34	$ 10.76	$ 12.37	$ 11.29
Lowest Value	$ 9.40	$ 10.18	$ 11.17	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 520	$ 654	$ 9,283	$ 15,197	$ 10,518	$ 3,408
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,303	0	814	0	2,822	0
Administrative and other charges	220	0	54	0	188	0
Total expenses	3,523	0	868	0	3,010	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	268	0	466	0
Administrative and other charges	100	0	90	0	155	0
Total expenses	398	0	358	0	621	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,267	0	340	0	225
Administrative and other charges	0	383	0	111	0	67
Total expenses	0	1,650	0	451	0	292
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	6	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	7	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	24	0	0	0	0
Administrative and other charges	0	6	0	0	0	0
Total expenses	0	30	0	0	0	0
Total expenses	3,921	1,687	1,226	451	3,631	292
Net investment income (loss)	(3,401)	(1,033)	8,057	14,746	6,887	3,116
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(3,899)	2,948	(13,730)	909
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	(3,899)	2,948	(13,730)	909
Unrealized appreciation (depreciation)	0	0	402	(10,751)	8,403	(3,630)
Net increase (decrease) in net assets from operations	$ (3,401)	$ (1,033)	$ 4,560	$ 6,943	$ 1,560	$ 395

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,365	$ 271	$ 1,140	$ 644	$ 1,581	$ 11,205	$ 13,997
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,645	0	596	325	0	2,014	0
Administrative and other charges	176	0	40	22	0	134	0
Total expenses	2,821	0	636	347	0	2,148	0
Fidelity Income Advantage:
Mortality and expense risk charges	284	0	49	50	0	575	0
Administrative and other charges	94	0	16	16	0	192	0
Total expenses	378	0	65	66	0	767	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	0	0	203	0	638
Administrative and other charges	0	46	0	0	60	0	191
Total expenses	0	203	0	0	263	0	829
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,199	203	701	413	263	2,915	829
Net investment income (loss)	(1,834)	68	439	231	1,318	8,290	13,168
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(12,976)	884	(4,927)	(2,893)	(85)	(93)	2,199
Realized gain distributions	1,332	308	167	99	215	9,193	10,403
Net realized gain (loss) on investments	(11,644)	1,192	(4,760)	(2,794)	130	9,100	12,602
Unrealized appreciation (depreciation)	12,358	(2,304)	(10,928)	(6,239)	(24,167)	3,797	(204)
Net increase (decrease) in net assets from operations	$ (1,120)	$ (1,044)	$ (15,249)	$ (8,802)	$ (22,719)	$ 21,187	$ 25,566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 5,485	$ 1,818	$ 12,687	$ 1,393	$ 552	$ 8,718	$ 4,975
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,803	0	2,453	543	0	6,058	0
Administrative and other charges	120	0	164	36	0	404	0
Total expenses	1,923	0	2,617	579	0	6,462	0
Fidelity Income Advantage:
Mortality and expense risk charges	387	0	371	130	0	720	0
Administrative and other charges	130	0	124	44	0	240	0
Total expenses	517	0	495	174	0	960	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	446	0	59	0	886
Administrative and other charges	0	46	139	0	17	0	260
Total expenses	0	203	585	0	76	0	1,146
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,440	203	3,697	753	76	7,422	1,146
Net investment income (loss)	3,045	1,615	8,990	640	476	1,296	3,829
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,945)	1,037	(317)	(1,180)	275	(4,269)	4,672
Realized gain distributions	1,340	457	15,341	168	70	0	0
Net realized gain (loss) on investments	(1,605)	1,494	15,024	(1,012)	345	(4,269)	4,672
Unrealized appreciation (depreciation)	(10,561)	(6,131)	(15,197)	(5,566)	(3,355)	(24,723)	(24,677)
Net increase (decrease) in net assets from operations	$ (9,121)	$ (3,022)	$ 8,817	$ (5,938)	$ (2,534)	$ (27,696)	$ (16,176)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,172	$ 19,847	$ 34	$ 43	$ 1,801	$ 547
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	758	0	96	0	626	0
Administrative and other charges	51	0	6	0	42	0
Total expenses	809	0	102	0	668	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	17	0	161	0
Administrative and other charges	99	0	6	0	53	0
Total expenses	397	0	23	0	214	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	480	0	31	0	51
Administrative and other charges	0	134	0	18	0	15
Total expenses	0	614	0	49	0	66
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,157	0	0	0	0
Administrative and other charges	0	2,481	0	0	0	0
Total expenses	0	11,638	0	0	0	0
Total expenses	1,206	12,252	125	49	882	66
Net investment income (loss)	966	7,595	(91)	(6)	919	481
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	821	25,248	(355)	(55)	(3,467)	389
Realized gain distributions	348	3,346	0	0	0	0
Net realized gain (loss) on investments	1,169	28,594	(355)	(55)	(3,467)	389
Unrealized appreciation (depreciation)	(8,323)	(95,655)	7	(605)	3,481	(606)
Net increase (decrease) in net assets from operations	$ (6,188)	$ (59,466)	$ (439)	$ (666)	$ 933	$ 264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 103	$ 51	$ 981	$ 523	$ 490	$ 429
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	395	0	2,646	0	311	0
Administrative and other charges	26	0	176	0	21	0
Total expenses	421	0	2,822	0	332	0
Fidelity Income Advantage:
Mortality and expense risk charges	75	0	486	0	73	0
Administrative and other charges	25	0	162	0	25	0
Total expenses	100	0	648	0	98	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	71	0	517	0	70
Administrative and other charges	0	22	0	154	0	23
Total expenses	0	93	0	671	0	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	521	93	3,470	671	430	93
Net investment income (loss)	(418)	(42)	(2,489)	(148)	60	336
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(322)	2,274	11,138	1,746	(3,648)	(969)
Realized gain distributions	0	0	650	514	0	0
Net realized gain (loss) on investments	(322)	2,274	11,788	2,260	(3,648)	(969)
Unrealized appreciation (depreciation)	1,284	(2,569)	(56,021)	(37,636)	(1,082)	(3,691)
Net increase (decrease) in net assets from operations	$ 544	$ (337)	$ (46,722)	$ (35,524)	$ (4,670)	$ (4,324)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 457	$ 716	$ 0	$ 0	$ 1,424	$ 1,090
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	131	0	564	0	962	0
Administrative and other charges	9	0	38	0	64	0
Total expenses	140	0	602	0	1,026	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	68	0	131	0
Administrative and other charges	6	0	23	0	43	0
Total expenses	25	0	91	0	174	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	40	0	139	0	187
Administrative and other charges	0	12	0	44	0	57
Total expenses	0	52	0	183	0	244
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	165	52	693	183	1,200	244
Net investment income (loss)	292	664	(693)	(183)	224	846
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(467)	(90)	6,389	4,441	324	1,985
Realized gain distributions	0	0	3,007	2,956	0	0
Net realized gain (loss) on investments	(467)	(90)	9,396	7,397	324	1,985
Unrealized appreciation (depreciation)	2,609	2,642	(17,497)	(16,685)	(8,845)	(10,589)
Net increase (decrease) in net assets from operations	$ 2,434	$ 3,216	$ (8,794)	$ (9,471)	$ (8,297)	$ (7,758)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 56	$ 49	$ 357	$ 418
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	298	0	98	0	263	0
Administrative and other charges	20	0	6	0	17	0
Total expenses	318	0	104	0	280	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	0	7	0	46	0
Administrative and other charges	13	0	3	0	16	0
Total expenses	53	0	10	0	62	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	84	0	27	0	84
Administrative and other charges	0	26	0	8	0	26
Total expenses	0	110	0	35	0	110
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	371	110	114	35	342	110
Net investment income (loss)	(371)	(110)	(58)	14	15	308
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,126	1,151	(1,728)	(970)	486	865
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	2,126	1,151	(1,728)	(970)	486	865
Unrealized appreciation (depreciation)	(594)	148	(1,083)	(2,718)	(3,528)	(5,099)
Net increase (decrease) in net assets from operations	$ 1,161	$ 1,189	$ (2,869)	$ (3,674)	$ (3,027)	$ (3,926)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 46	$ 68	$ 523	$ 779	$ 5,783	$ 30,511
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	61	0	333	0	892	0
Administrative and other charges	4	0	22	0	59	0
Total expenses	65	0	355	0	951	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	43	0	158	0
Administrative and other charges	3	0	14	0	53	0
Total expenses	11	0	57	0	211	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	0	111	0	1,117
Administrative and other charges	0	8	0	35	0	337
Total expenses	0	32	0	146	0	1,454
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	76	32	412	146	1,162	1,454
Net investment income (loss)	(30)	36	111	633	4,621	29,057
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	688	886	(528)	665	2,157	2,626
Realized gain distributions	0	0	0	0	2,949	15,075
Net realized gain (loss) on investments	688	886	(528)	665	5,106	17,701
Unrealized appreciation (depreciation)	(899)	(1,272)	3,279	2,561	(4,633)	(20,476)
Net increase (decrease) in net assets from operations	$ (241)	$ (350)	$ 2,862	$ 3,859	$ 5,094	$ 26,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 96	$ 227	$ 93	$ 192
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	0	75	0	48	0
Administrative and other charges	2	0	5	0	3	0
Total expenses	39	0	80	0	51	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	11	0	8	0
Administrative and other charges	2	0	4	0	3	0
Total expenses	10	0	15	0	11	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	43	0	23
Administrative and other charges	0	4	0	12	0	7
Total expenses	0	17	0	55	0	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	17	95	55	62	30
Net investment income (loss)	(49)	(17)	1	172	31	162
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(162)	66	(123)	(421)	(1,117)	(1,271)
Realized gain distributions	0	0	14	27	0	0
Net realized gain (loss) on investments	(162)	66	(109)	(394)	(1,117)	(1,271)
Unrealized appreciation (depreciation)	(353)	(819)	(1,308)	(3,033)	520	133
Net increase (decrease) in net assets from operations	$ (564)	$ (770)	$ (1,416)	$ (3,255)	$ (566)	$ (976)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 147	$ 296	$ 0	$ 0	$ 172	$ 510
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	0	53	0	74	0
Administrative and other charges	7	0	3	0	5	0
Total expenses	107	0	56	0	79	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	9	0	0	0
Administrative and other charges	7	0	3	0	0	0
Total expenses	27	0	12	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	57	0	31	0	53
Administrative and other charges	0	17	0	10	0	15
Total expenses	0	74	0	41	0	68
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	134	74	68	41	79	68
Net investment income (loss)	13	222	(68)	(41)	93	442
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	549	46	258	571	20	75
Realized gain distributions	0	0	0	0	36	190
Net realized gain (loss) on investments	549	46	258	571	56	265
Unrealized appreciation (depreciation)	(970)	(1,075)	(346)	(1,337)	(77)	(340)
Net increase (decrease) in net assets from operations	$ (408)	$ (807)	$ (156)	$ (807)	$ 72	$ 367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 94	$ 162	$ 321	$ 989	$ 609	$ 1,324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	38	0	125	0	230	0
Administrative and other charges	3	0	8	0	15	0
Total expenses	41	0	133	0	245	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	92	0	122
Administrative and other charges	0	5	0	25	0	32
Total expenses	0	23	0	117	0	154
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	41	23	133	117	245	154
Net investment income (loss)	53	139	188	872	364	1,170
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(50)	(21)	(24)	96	244	165
Realized gain distributions	18	60	79	189	147	476
Net realized gain (loss) on investments	(32)	39	55	285	391	641
Unrealized appreciation (depreciation)	(53)	(242)	(366)	(1,403)	(1,081)	(2,251)
Net increase (decrease) in net assets from operations	$ (32)	$ (64)	$ (123)	$ (246)	$ (326)	$ (440)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 510	$ 2,041	$ 243	$ 1,061	$ 279	$ 1,022
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	185	0	96	0	102	0
Administrative and other charges	12	0	6	0	7	0
Total expenses	197	0	102	0	109	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	171	0	91	0	92
Administrative and other charges	0	47	0	23	0	24
Total expenses	0	218	0	114	0	116
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	197	218	102	114	109	116
Net investment income (loss)	313	1,823	141	947	170	906
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	143	423	281	458	(33)	551
Realized gain distributions	88	512	37	176	39	172
Net realized gain (loss) on investments	231	935	318	634	6	723
Unrealized appreciation (depreciation)	(1,013)	(4,371)	(760)	(3,084)	(675)	(3,301)
Net increase (decrease) in net assets from operations	$ (469)	$ (1,613)	$ (301)	$ (1,503)	$ (499)	$ (1,672)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 186	$ 360	$ 150	$ 94	$ 217	$ 7,596	$ 11,932
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	128	0	429	704
Administrative and other charges	0	0	0	9	0	29	47
Total expenses	0	0	0	137	0	458	751
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	20	0	85	431
Administrative and other charges	0	0	0	7	0	29	144
Total expenses	0	0	0	27	0	114	575
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	79	601	907
Administrative and other charges	0	0	0	0	25	170	250
Total expenses	0	0	0	0	104	771	1,157
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	41	78	35	0	0	13	34
Administrative and other charges	8	15	7	0	0	3	7
Total expenses	49	93	42	0	0	16	41
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	49	93	42	164	104	1,359	2,524
Net investment income (loss)	137	267	108	(70)	113	6,237	9,408
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	69	20	9	963	1,464	3,596	8,121
Realized gain distributions	55	72	21	0	0	868	1,492
Net realized gain (loss) on investments	124	92	30	963	1,464	4,464	9,613
Unrealized appreciation (depreciation)	(259)	(430)	(334)	(1,582)	(3,108)	(3,423)	(25,634)
Net increase (decrease) in net assets from operations	$ 2	$ (71)	$ (196)	$ (689)	$ (1,531)	$ 7,278	$ (6,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 16,949	$ 8,110	$ 2,645	$ 130	$ 399	$ 437	$ 736
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	277	400	297	57	0	226	0
Administrative and other charges	18	27	20	4	0	15	0
Total expenses	295	427	317	61	0	241	0
Fidelity Income Advantage:
Mortality and expense risk charges	169	258	120	13	0	38	0
Administrative and other charges	56	87	38	0	0	2	0
Total expenses	225	345	158	13	0	40	0
Fidelity Personal Retirement:
Mortality and expense risk charges	397	757	267	0	37	0	89
Administrative and other charges	117	209	79	0	11	0	28
Total expenses	514	966	346	0	48	0	117
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	23	2	8	0	0	0	0
Administrative and other charges	5	0	2	0	0	0	0
Total expenses	28	2	10	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,819	0	0	0	0	0	0
Administrative and other charges	2,301	0	0	0	0	0	0
Total expenses	11,120	0	0	0	0	0	0
Total expenses	12,182	1,740	831	74	48	281	117
Net investment income (loss)	4,767	6,370	1,814	56	351	156	619
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	27,113	3,565	2,051	388	551	2,831	2,484
Realized gain distributions	2,561	1,289	553	0	0	0	0
Net realized gain (loss) on investments	29,674	4,854	2,604	388	551	2,831	2,484
Unrealized appreciation (depreciation)	(72,362)	(28,763)	(17,799)	220	1,169	(6,342)	(8,501)
Net increase (decrease) in net assets from operations	$ (37,921)	$ (17,539)	$ (13,381)	$ 664	$ 2,071	$ (3,355)	$ (5,398)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 44	$ 92	$ 156	$ 316	$ 655	$ 5,230
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	0	133	0	684	240
Administrative and other charges	2	0	9	0	46	16
Total expenses	26	0	142	0	730	256
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	14	0	76	31
Administrative and other charges	0	0	4	0	25	11
Total expenses	5	0	18	0	101	42
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	59	97	168
Administrative and other charges	0	3	0	18	29	55
Total expenses	0	13	0	77	126	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	31	13	160	77	957	521
Net investment income (loss)	13	79	(4)	239	(302)	4,709
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	135	153	2,088	1,187	(11,714)	287
Realized gain distributions	0	0	0	0	0	1,630
Net realized gain (loss) on investments	135	153	2,088	1,187	(11,714)	1,917
Unrealized appreciation (depreciation)	(500)	(744)	(6,458)	(9,387)	(19,726)	2,236
Net increase (decrease) in net assets from operations	$ (352)	$ (512)	$ (4,374)	$ (7,961)	$ (31,742)	$ 8,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I
Income:
Dividends	$ 539	$ 839	$ 0	$ 29	$ 54
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	126	97	181	131	60
Administrative and other charges	8	6	12	9	4
Total expenses	134	103	193	140	64
Fidelity Income Advantage:
Mortality and expense risk charges	34	22	30	22	11
Administrative and other charges	11	7	10	7	3
Total expenses	45	29	40	29	14
Fidelity Personal Retirement:
Mortality and expense risk charges	33	15	0	0	0
Administrative and other charges	10	5	0	0	0
Total expenses	43	20	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	222	152	233	169	78
Net investment income (loss)	317	687	(233)	(140)	(24)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,467)	899	(1,624)	(1,502)	(18,816)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(5,467)	899	(1,624)	(1,502)	(18,816)
Unrealized appreciation (depreciation)	3,646	(4,612)	1,847	402	18,203
Net increase (decrease) in net assets from operations	$ (1,504)	$ (3,026)	$ (10)	$ (1,240)	$ (637)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Income:
Dividends	$ 551	$ 4,288	$ 7,762	$ 5,566	$ 13,903
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	74	403	342	221	334
Administrative and other charges	5	27	23	15	22
Total expenses	79	430	365	236	356
Fidelity Income Advantage:
Mortality and expense risk charges	11	32	22	18	21
Administrative and other charges	3	11	7	6	6
Total expenses	14	43	29	24	27
Fidelity Personal Retirement:
Mortality and expense risk charges	9	221	621	388	757
Administrative and other charges	3	66	208	127	240
Total expenses	12	287	829	515	997
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	105	760	1,223	775	1,380
Net investment income (loss)	446	3,528	6,539	4,791	12,523
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,457)	1,342	1,071	2,334	475
Realized gain distributions	0	0	0	11,245	8,643
Net realized gain (loss) on investments	(1,457)	1,342	1,071	13,579	9,118
Unrealized appreciation (depreciation)	(2,273)	(42,716)	(4,685)	10,561	(5,562)
Net increase (decrease) in net assets from operations	$ (3,284)	$ (37,846)	$ 2,925	$ 28,931	$ 16,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (3,401)	$ (3,799)	$ (1,033)	$ (806)	$ 8,057	$ 9,947	$ 14,746	$ 12,152
Net realized gain (loss) on investments	0	323	0	490	(3,899)	2,314	2,948	19,104
Unrealized appreciation (depreciation)	0	0	0	0	402	5,983	(10,751)	(9,478)
Net increase (decrease) in net assets from operations	(3,401)	(3,476)	(1,033)	(316)	4,560	18,244	6,943	21,778
Contract Transactions:
Payments received from contract owners	8,037	11,318	1,100,327	1,052,620	983	851	22,302	23,632
Transfers between sub-accounts and the fixed account, net	100,029	(28,730)	(794,424)	(981,760)	(10,270)	(12,239)	10,225	14,132
Contract benefits	(8,358)	(11,894)	(18,111)	(17,139)	(4,214)	(4,269)	(272)	(101)
Contract terminations	(127,805)	(151,145)	(222,712)	(240,185)	(7,259)	(6,808)	(6,252)	(4,860)
Contract maintenance charges	(138)	(165)	0	0	(27)	(28)	0	0
Other transfers (to) from FILI, net	(257)	524	(63)	3	(184)	29	(1)	1
Net increase (decrease) in net assets from contract transactions	(28,492)	(180,092)	65,017	(186,461)	(20,971)	(22,464)	26,002	32,804
Total increase (decrease) in net assets	(31,893)	(183,568)	63,984	(186,777)	(16,411)	(4,220)	32,945	54,582
Net Assets:
Beginning of period	506,091	689,659	733,485	920,262	150,089	154,309	204,605	150,023
End of period	$ 474,198	$ 506,091	$ 797,469	$ 733,485	$ 133,678	$ 150,089	$ 237,550	$ 204,605
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,887	$ 4,195	$ 3,116	$ 1,739	$ (1,834)	$ (2,002)	$ 68	$ (20)
Net realized gain (loss) on investments	(13,730)	(21,537)	909	(11,512)	(11,644)	(20,713)	1,192	(720)
Unrealized appreciation (depreciation)	8,403	76,527	(3,630)	25,325	12,358	100,062	(2,304)	15,042
Net increase (decrease) in net assets from operations	1,560	59,185	395	15,552	(1,120)	77,347	(1,044)	14,302
Contract Transactions:
Payments received from contract owners	1,301	1,730	2,534	1,424	1,492	1,348	1,340	703
Transfers between sub-accounts and the fixed account, net	(26,738)	(31,982)	13,338	1,296	(24,088)	(22,313)	10,891	5,427
Contract benefits	(11,789)	(9,897)	(77)	(25)	(6,722)	(5,510)	(72)	(28)
Contract terminations	(23,073)	(22,431)	(5,353)	(4,419)	(19,262)	(17,676)	(2,988)	(1,924)
Contract maintenance charges	(90)	(98)	0	0	(102)	(103)	0	0
Other transfers (to) from FILI, net	(574)	78	4	3	(155)	76	9	0
Net increase (decrease) in net assets from contract transactions	(60,963)	(62,600)	10,446	(1,721)	(48,837)	(44,178)	9,180	4,178
Total increase (decrease) in net assets	(59,403)	(3,415)	10,841	13,831	(49,957)	33,169	8,136	18,480
Net Assets:
Beginning of period	462,690	466,105	124,725	110,894	400,095	366,926	80,947	62,467
End of period	$ 403,287	$ 462,690	$ 135,566	$ 124,725	$ 350,138	$ 400,095	$ 89,083	$ 80,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 439	$ 500	$ 231	$ 284	$ 1,318	$ 1,204
Net realized gain (loss) on investments	(4,760)	(6,358)	(2,794)	(3,766)	130	(7,897)
Unrealized appreciation (depreciation)	(10,928)	16,107	(6,239)	9,325	(24,167)	19,929
Net increase (decrease) in net assets from operations	(15,249)	10,249	(8,802)	5,843	(22,719)	13,236
Contract Transactions:
Payments received from contract owners	0	0	364	508	3,136	2,492
Transfers between sub-accounts and the fixed account, net	(6,977)	(7,890)	(6,257)	(7,403)	6,018	1,571
Contract benefits	(1,218)	(1,151)	(1,031)	(870)	(50)	(70)
Contract terminations	(3,388)	(4,009)	(2,397)	(2,780)	(5,356)	(3,411)
Contract maintenance charges	(20)	(22)	(15)	(16)	(6)	(2)
Other transfers (to) from FILI, net	(49)	(23)	(37)	18	14	(2)
Net increase (decrease) in net assets from contract transactions	(11,652)	(13,095)	(9,373)	(10,543)	3,756	578
Total increase (decrease) in net assets	(26,901)	(2,846)	(18,175)	(4,700)	(18,963)	13,814
Net Assets:
Beginning of period	95,324	98,170	56,429	61,129	119,350	105,536
End of period	$ 68,423	$ 95,324	$ 38,254	$ 56,429	$ 100,387	$ 119,350
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,290	$ 10,016	$ 13,168	$ 12,935	$ 3,045	$ 2,462	$ 1,615	$ 1,116
Net realized gain (loss) on investments	9,100	6,105	12,602	18,154	(1,605)	(3,579)	1,494	1,487
Unrealized appreciation (depreciation)	3,797	11,328	(204)	(2,091)	(10,561)	38,290	(6,131)	6,722
Net increase (decrease) in net assets from operations	21,187	27,449	25,566	28,998	(9,121)	37,173	(3,022)	9,325
Contract Transactions:
Payments received from contract owners	2,175	1,648	22,508	20,548	729	838	4,900	4,112
Transfers between sub-accounts and the fixed account, net	(16,254)	(36,798)	29,659	(26,121)	(12,889)	(7,958)	6,460	14,621
Contract benefits	(9,727)	(10,553)	(1,044)	(450)	(8,404)	(8,878)	0	(32)
Contract terminations	(19,039)	(23,759)	(19,926)	(18,795)	(12,868)	(16,767)	(4,259)	(2,848)
Contract maintenance charges	(62)	(78)	0	0	(59)	(64)	0	0
Other transfers (to) from FILI, net	(369)	159	4	2	(236)	(20)	(1)	0
Net increase (decrease) in net assets from contract transactions	(43,276)	(69,381)	31,201	(24,816)	(33,727)	(32,849)	7,100	15,853
Total increase (decrease) in net assets	(22,089)	(41,932)	56,767	4,182	(42,848)	4,324	4,078	25,178
Net Assets:
Beginning of period	370,235	412,167	387,545	383,363	306,579	302,255	86,659	61,481
End of period	$ 348,146	$ 370,235	$ 444,312	$ 387,545	$ 263,731	$ 306,579	$ 90,737	$ 86,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,990	$ 8,115	$ 640	$ 283	$ 476	$ 243
Net realized gain (loss) on investments	15,024	6,325	(1,012)	(2,310)	345	154
Unrealized appreciation (depreciation)	(15,197)	67,340	(5,566)	15,086	(3,355)	3,327
Net increase (decrease) in net assets from operations	8,817	81,780	(5,938)	13,059	(2,534)	3,724
Contract Transactions:
Payments received from contract owners	9,170	7,409	721	830	310	531
Transfers between sub-accounts and the fixed account, net	(10,321)	(8,259)	(5,054)	(5,725)	6,141	3,503
Contract benefits	(6,734)	(7,130)	(2,780)	(2,033)	(15)	(34)
Contract terminations	(26,055)	(24,865)	(3,629)	(5,183)	(1,292)	(1,380)
Contract maintenance charges	(82)	(87)	(22)	(23)	0	0
Other transfers (to) from FILI, net	94	179	(80)	(8)	3	0
Net increase (decrease) in net assets from contract transactions	(33,928)	(32,753)	(10,844)	(12,142)	5,147	2,620
Total increase (decrease) in net assets	(25,111)	49,027	(16,782)	917	2,613	6,344
Net Assets:
Beginning of period	656,558	607,531	95,386	94,469	29,732	23,388
End of period	$ 631,447	$ 656,558	$ 78,604	$ 95,386	$ 32,345	$ 29,732
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 1,296	$ 3,470	$ 3,829	$ 4,226	$ 966	$ 1,078	$ 7,595	$ 7,285
Net realized gain (loss) on investments	(4,269)	(16,321)	4,672	(11,608)	1,169	90	28,594	29,286
Unrealized appreciation (depreciation)	(24,723)	148,345	(24,677)	75,762	(8,323)	20,266	(95,655)	144,272
Net increase (decrease) in net assets from operations	(27,696)	135,494	(16,176)	68,380	(6,188)	21,434	(59,466)	180,843
Contract Transactions:
Payments received from contract owners	2,984	3,377	14,026	12,593	973	900	14,494	10,432
Transfers between sub-accounts and the fixed account, net	(62,693)	(62,036)	26,845	32,963	(6,578)	(358)	34,938	30,698
Contract benefits	(15,843)	(14,366)	(359)	(319)	(4,662)	(5,060)	(960)	(1,076)
Contract terminations	(39,515)	(44,088)	(19,282)	(13,828)	(6,655)	(8,437)	(67,956)	(60,639)
Contract maintenance charges	(214)	(226)	0	0	(23)	(26)	0	0
Other transfers (to) from FILI, net	(331)	321	10	24	(59)	92	16	(2)
Net increase (decrease) in net assets from contract transactions	(115,612)	(117,018)	21,240	31,433	(17,004)	(12,889)	(19,468)	(20,587)
Total increase (decrease) in net assets	(143,308)	18,476	5,064	99,813	(23,192)	8,545	(78,934)	160,256
Net Assets:
Beginning of period	953,950	935,474	495,538	395,725	147,021	138,476	1,261,094	1,100,838
End of period	$ 810,642	$ 953,950	$ 500,602	$ 495,538	$ 123,829	$ 147,021	$ 1,182,160	$ 1,261,094

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (91)	$ (104)	$ (6)	$ (14)	$ 919	$ (166)	$ 481	$ 101
Net realized gain (loss) on investments	(355)	(297)	(55)	(23)	(3,467)	(6,742)	389	(1,082)
Unrealized appreciation (depreciation)	7	2,966	(605)	3,306	3,481	20,772	(606)	3,807
Net increase (decrease) in net assets from operations	(439)	2,565	(666)	3,269	933	13,864	264	2,826
Contract Transactions:
Payments received from contract owners	54	78	591	986	371	436	1,071	587
Transfers between sub-accounts and the fixed account, net	(2,745)	483	(539)	2,756	(7,573)	(8,941)	3,787	2,595
Contract benefits	(349)	(298)	(60)	(8)	(2,962)	(3,185)	(72)	0
Contract terminations	(1,232)	(899)	(751)	(890)	(4,633)	(5,529)	(709)	(874)
Contract maintenance charges	(3)	(4)	0	0	(27)	(29)	0	0
Other transfers (to) from FILI, net	(12)	19	0	0	(83)	26	(1)	5
Net increase (decrease) in net assets from contract transactions	(4,287)	(621)	(759)	2,844	(14,907)	(17,222)	4,076	2,313
Total increase (decrease) in net assets	(4,726)	1,944	(1,425)	6,113	(13,974)	(3,358)	4,340	5,139
Net Assets:
Beginning of period	17,557	15,613	22,625	16,512	111,769	115,127	26,858	21,719
End of period	$ 12,831	$ 17,557	$ 21,200	$ 22,625	$ 97,795	$ 111,769	$ 31,198	$ 26,858
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (418)	$ (344)	$ (42)	$ (23)	$ (2,489)	$ (1,907)	$ (148)	$ 213
Net realized gain (loss) on investments	(322)	171	2,274	4,022	11,788	4,501	2,260	7,652
Unrealized appreciation (depreciation)	1,284	11,129	(2,569)	1,313	(56,021)	99,174	(37,636)	52,184
Net increase (decrease) in net assets from operations	544	10,956	(337)	5,312	(46,722)	101,768	(35,524)	60,049
Contract Transactions:
Payments received from contract owners	251	176	833	548	1,575	1,505	8,797	7,959
Transfers between sub-accounts and the fixed account, net	3,118	(933)	17,302	3,470	(48,501)	(288)	(560)	46,720
Contract benefits	(1,169)	(1,043)	(23)	0	(8,645)	(8,171)	(309)	(101)
Contract terminations	(2,793)	(3,045)	(1,327)	(1,128)	(18,411)	(18,913)	(8,888)	(7,394)
Contract maintenance charges	(15)	(14)	0	0	(88)	(89)	0	0
Other transfers (to) from FILI, net	7	(3)	0	(1)	(432)	453	21	31
Net increase (decrease) in net assets from contract transactions	(601)	(4,862)	16,785	2,889	(74,502)	(25,503)	(939)	47,215
Total increase (decrease) in net assets	(57)	6,094	16,448	8,201	(121,224)	76,265	(36,463)	107,264
Net Assets:
Beginning of period	60,910	54,816	34,050	25,849	464,251	387,986	306,656	199,392
End of period	$ 60,853	$ 60,910	$ 50,498	$ 34,050	$ 343,027	$ 464,251	$ 270,193	$ 306,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 60	$ (179)	$ 336	$ 87	$ 292	$ 372	$ 664	$ 436
Net realized gain (loss) on investments	(3,648)	(2,674)	(969)	(1,163)	(467)	(1,530)	(90)	(201)
Unrealized appreciation (depreciation)	(1,082)	14,387	(3,691)	9,969	2,609	2,918	2,642	1,345
Net increase (decrease) in net assets from operations	(4,670)	11,534	(4,324)	8,893	2,434	1,760	3,216	1,580
Contract Transactions:
Payments received from contract owners	189	248	667	873	108	95	1,074	764
Transfers between sub-accounts and the fixed account, net	(5,561)	(527)	(43)	2,445	6,170	(3,505)	21,612	4,056
Contract benefits	(1,482)	(1,186)	(5)	(27)	(402)	(299)	0	(31)
Contract terminations	(2,647)	(2,246)	(2,034)	(2,044)	(743)	(954)	(874)	(3,326)
Contract maintenance charges	(10)	(11)	0	0	(14)	(6)	(8)	(30)
Other transfers (to) from FILI, net	(13)	55	1	(1)	13	17	1	0
Net increase (decrease) in net assets from contract transactions	(9,524)	(3,667)	(1,414)	1,246	5,132	(4,652)	21,805	1,433
Total increase (decrease) in net assets	(14,194)	7,867	(5,738)	10,139	7,566	(2,892)	25,021	3,013
Net Assets:
Beginning of period	57,532	49,665	46,862	36,723	19,116	22,008	17,799	14,786
End of period	$ 43,338	$ 57,532	$ 41,124	$ 46,862	$ 26,682	$ 19,116	$ 42,820	$ 17,799
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (693)	$ (638)	$ (183)	$ (160)	$ 224	$ (292)	$ 846	$ 238
Net realized gain (loss) on investments	9,396	7,306	7,397	9,576	324	(5,980)	1,985	(4,651)
Unrealized appreciation (depreciation)	(17,497)	10,735	(16,685)	5,590	(8,845)	26,098	(10,589)	17,849
Net increase (decrease) in net assets from operations	(8,794)	17,403	(9,471)	15,006	(8,297)	19,826	(7,758)	13,436
Contract Transactions:
Payments received from contract owners	415	447	2,779	1,802	721	431	3,182	1,122
Transfers between sub-accounts and the fixed account, net	(13,648)	(2,869)	(4,790)	10,496	(4,529)	(15,675)	9,460	478
Contract benefits	(1,686)	(954)	(74)	(52)	(2,725)	(2,233)	(3)	(33)
Contract terminations	(4,244)	(3,043)	(2,194)	(1,888)	(5,405)	(5,224)	(3,554)	(3,115)
Contract maintenance charges	(49)	(56)	(31)	(30)	(89)	(128)	(59)	(20)
Other transfers (to) from FILI, net	(16)	21	11	3	54	113	(3)	(4)
Net increase (decrease) in net assets from contract transactions	(19,228)	(6,454)	(4,299)	10,331	(11,973)	(22,716)	9,023	(1,572)
Total increase (decrease) in net assets	(28,022)	10,949	(13,770)	25,337	(20,270)	(2,890)	1,265	11,864
Net Assets:
Beginning of period	92,109	81,160	84,555	59,218	136,935	139,825	95,287	83,423
End of period	$ 64,087	$ 92,109	$ 70,785	$ 84,555	$ 116,665	$ 136,935	$ 96,552	$ 95,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (371)	$ (214)	$ (110)	$ (36)	$ (58)	$ (121)	$ 14	$ (14)
Net realized gain (loss) on investments	2,126	(122)	1,151	25	(1,728)	(2,716)	(970)	(731)
Unrealized appreciation (depreciation)	(594)	5,049	148	3,706	(1,083)	1,996	(2,718)	1,063
Net increase (decrease) in net assets from operations	1,161	4,713	1,189	3,695	(2,869)	(841)	(3,674)	318
Contract Transactions:
Payments received from contract owners	138	93	3,995	759	119	244	477	332
Transfers between sub-accounts and the fixed account, net	15,285	(3,359)	31,614	2,127	(3,256)	1,530	(3,646)	4,657
Contract benefits	(828)	(476)	0	(49)	(186)	(525)	0	(35)
Contract terminations	(1,661)	(1,862)	(1,167)	(712)	(599)	(606)	(516)	(951)
Contract maintenance charges	(45)	(17)	(38)	(5)	(15)	(18)	(10)	(12)
Other transfers (to) from FILI, net	(19)	33	0	(1)	12	(44)	(1)	1
Net increase (decrease) in net assets from contract transactions	12,870	(5,588)	34,404	2,119	(3,925)	581	(3,696)	3,992
Total increase (decrease) in net assets	14,031	(875)	35,593	5,814	(6,794)	(260)	(7,370)	4,310
Net Assets:
Beginning of period	32,803	33,678	28,133	22,319	17,678	17,938	19,588	15,278
End of period	$ 46,834	$ 32,803	$ 63,726	$ 28,133	$ 10,884	$ 17,678	$ 12,218	$ 19,588
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 15	$ (58)	$ 308	$ 135	$ (30)	$ (39)	$ 36	$ (6)
Net realized gain (loss) on investments	486	440	865	1,144	688	149	886	1,128
Unrealized appreciation (depreciation)	(3,528)	8,075	(5,099)	6,624	(899)	1,334	(1,272)	1,115
Net increase (decrease) in net assets from operations	(3,027)	8,457	(3,926)	7,903	(241)	1,444	(350)	2,237
Contract Transactions:
Payments received from contract owners	162	94	1,618	1,020	20	10	666	432
Transfers between sub-accounts and the fixed account, net	(2,630)	3,705	257	13,081	(6,334)	9,337	(8,519)	16,057
Contract benefits	(675)	(618)	(79)	(35)	(164)	(113)	(2)	0
Contract terminations	(2,016)	(1,621)	(1,564)	(1,004)	(326)	(321)	(905)	(85)
Contract maintenance charges	(26)	(19)	(20)	(15)	(10)	(8)	(12)	(23)
Other transfers (to) from FILI, net	(68)	28	5	1	6	12	1	4
Net increase (decrease) in net assets from contract transactions	(5,253)	1,569	217	13,048	(6,808)	8,917	(8,771)	16,385
Total increase (decrease) in net assets	(8,280)	10,026	(3,709)	20,951	(7,049)	10,361	(9,121)	18,622
Net Assets:
Beginning of period	39,862	29,836	44,301	23,350	13,914	3,553	22,490	3,868
End of period	$ 31,582	$ 39,862	$ 40,592	$ 44,301	$ 6,865	$ 13,914	$ 13,369	$ 22,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 111	$ 260	$ 633	$ 553	$ 4,621	$ 4,850	$ 29,057	$ 23,139
Net realized gain (loss) on investments	(528)	(458)	665	2,314	5,106	7,684	17,701	33,162
Unrealized appreciation (depreciation)	3,279	10,872	2,561	7,662	(4,633)	(98)	(20,476)	(11,785)
Net increase (decrease) in net assets from operations	2,862	10,674	3,859	10,529	5,094	12,436	26,282	44,516
Contract Transactions:
Payments received from contract owners	465	447	3,092	4,670	2,172	3,120	68,197	47,065
Transfers between sub-accounts and the fixed account, net	(3,797)	3,570	12,585	12,353	2,618	(16,098)	100,849	70,305
Contract benefits	(935)	(602)	(4)	0	(2,689)	(2,800)	(513)	(919)
Contract terminations	(1,812)	(1,771)	(2,145)	(2,068)	(6,760)	(7,974)	(20,713)	(19,493)
Contract maintenance charges	(12)	(12)	0	0	(25)	(28)	0	0
Other transfers (to) from FILI, net	9	38	6	1	(129)	88	4	9
Net increase (decrease) in net assets from contract transactions	(6,082)	1,670	13,534	14,956	(4,813)	(23,692)	147,824	96,967
Total increase (decrease) in net assets	(3,220)	12,344	17,393	25,485	281	(11,256)	174,106	141,483
Net Assets:
Beginning of period	50,017	37,673	56,952	31,467	139,473	150,729	580,146	438,663
End of period	$ 46,797	$ 50,017	$ 74,345	$ 56,952	$ 139,754	$ 139,473	$ 754,252	$ 580,146
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (49)	$ (42)	$ (17)	$ (14)	$ 1	$ 35	$ 172	$ 220
Net realized gain (loss) on investments	(162)	(95)	66	(78)	(109)	592	(394)	582
Unrealized appreciation (depreciation)	(353)	1,158	(819)	1,180	(1,308)	1,114	(3,033)	2,517
Net increase (decrease) in net assets from operations	(564)	1,021	(770)	1,088	(1,416)	1,741	(3,255)	3,319
Contract Transactions:
Payments received from contract owners	22	54	131	320	33	92	496	384
Transfers between sub-accounts and the fixed account, net	(1,327)	1,364	(839)	2,703	(2,161)	(2,126)	5	(1,049)
Contract benefits	(165)	(75)	0	(22)	(198)	(174)	(62)	0
Contract terminations	(135)	(167)	(190)	(168)	(582)	(842)	(616)	(1,547)
Contract maintenance charges	(2)	(1)	0	0	(5)	(9)	(2)	(4)
Other transfers (to) from FILI, net	(2)	5	(1)	(1)	(4)	0	2	0
Net increase (decrease) in net assets from contract transactions	(1,609)	1,180	(899)	2,832	(2,917)	(3,059)	(177)	(2,216)
Total increase (decrease) in net assets	(2,173)	2,201	(1,669)	3,920	(4,333)	(1,318)	(3,432)	1,103
Net Assets:
Beginning of period	6,697	4,496	8,333	4,413	13,958	15,276	26,163	25,060
End of period	$ 4,524	$ 6,697	$ 6,664	$ 8,333	$ 9,625	$ 13,958	$ 22,731	$ 26,163

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 31	$ 38	$ 162	$ 151	$ 13	$ 90	$ 222	$ 347
Net realized gain (loss) on investments	(1,117)	(1,636)	(1,271)	(3,447)	549	1,144	46	2,393
Unrealized appreciation (depreciation)	520	2,403	133	4,717	(970)	1,092	(1,075)	2,019
Net increase (decrease) in net assets from operations	(566)	805	(976)	1,421	(408)	2,326	(807)	4,759
Contract Transactions:
Payments received from contract owners	6	32	220	366	36	163	676	661
Transfers between sub-accounts and the fixed account, net	(2,501)	(2,933)	(2,225)	(3,031)	(3,041)	509	(4,987)	1,141
Contract benefits	(146)	(153)	(2)	(15)	(297)	(295)	(85)	0
Contract terminations	(214)	(513)	(623)	(671)	(889)	(987)	(1,398)	(1,366)
Contract maintenance charges	(2)	(2)	0	0	(4)	(4)	0	0
Other transfers (to) from FILI, net	(1)	20	(1)	1	(11)	(8)	0	2
Net increase (decrease) in net assets from contract transactions	(2,858)	(3,549)	(2,631)	(3,350)	(4,206)	(622)	(5,794)	438
Total increase (decrease) in net assets	(3,424)	(2,744)	(3,607)	(1,929)	(4,614)	1,704	(6,601)	5,197
Net Assets:
Beginning of period	9,261	12,005	15,574	17,503	17,724	16,020	34,759	29,562
End of period	$ 5,837	$ 9,261	$ 11,967	$ 15,574	$ 13,110	$ 17,724	$ 28,158	$ 34,759
Operations:
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (68)	$ (46)	$ (41)	$ (23)	$ 93	$ 101	$ 442	$ 480
Net realized gain (loss) on investments	258	81	571	626	56	330	265	669
Unrealized appreciation (depreciation)	(346)	954	(1,337)	1,273	(77)	192	(340)	793
Net increase (decrease) in net assets from operations	(156)	989	(807)	1,876	72	623	367	1,942
Contract Transactions:
Payments received from contract owners	32	44	1,214	276	24	7	303	771
Transfers between sub-accounts and the fixed account, net	2,257	878	9,027	5,212	968	(717)	1,462	5,342
Contract benefits	(121)	(82)	0	0	(60)	(905)	(337)	0
Contract terminations	(135)	(232)	(743)	(318)	(849)	(362)	(3,739)	(1,307)
Contract maintenance charges	(2)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(9)	6	1	(1)	3	(4)	1	0
Net increase (decrease) in net assets from contract transactions	2,022	613	9,499	5,169	84	(1,983)	(2,310)	4,806
Total increase (decrease) in net assets	1,866	1,602	8,692	7,045	156	(1,360)	(1,943)	6,748
Net Assets:
Beginning of period	6,619	5,017	13,485	6,440	9,435	10,795	30,246	23,498
End of period	$ 8,485	$ 6,619	$ 22,177	$ 13,485	$ 9,591	$ 9,435	$ 28,303	$ 30,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 53	$ 59	$ 139	$ 140	$ 188	$ 221	$ 872	$ 889
Net realized gain (loss) on investments	(32)	(22)	39	334	55	277	285	283
Unrealized appreciation (depreciation)	(53)	502	(242)	408	(366)	1,427	(1,403)	4,224
Net increase (decrease) in net assets from operations	(32)	539	(64)	882	(123)	1,925	(246)	5,396
Contract Transactions:
Payments received from contract owners	3	13	152	174	406	93	833	548
Transfers between sub-accounts and the fixed account, net	224	(1,007)	52	261	(1,314)	85	43	3,171
Contract benefits	(36)	(7)	0	0	(4)	(543)	0	(35)
Contract terminations	(479)	(566)	(514)	(542)	(1,257)	(913)	(3,686)	(3,313)
Contract maintenance charges	(1)	(2)	0	0	(3)	(4)	0	0
Other transfers (to) from FILI, net	(6)	2	0	0	1	21	0	1
Net increase (decrease) in net assets from contract transactions	(295)	(1,567)	(310)	(107)	(2,171)	(1,261)	(2,810)	372
Total increase (decrease) in net assets	(327)	(1,028)	(374)	775	(2,294)	664	(3,056)	5,768
Net Assets:
Beginning of period	5,267	6,295	8,992	8,217	17,308	16,644	49,257	43,489
End of period	$ 4,940	$ 5,267	$ 8,618	$ 8,992	$ 15,014	$ 17,308	$ 46,201	$ 49,257
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 364	$ 392	$ 1,170	$ 1,166	$ 313	$ 318	$ 1,823	$ 1,557
Net realized gain (loss) on investments	391	774	641	1,133	231	464	935	1,521
Unrealized appreciation (depreciation)	(1,081)	2,156	(2,251)	4,522	(1,013)	2,264	(4,371)	7,182
Net increase (decrease) in net assets from operations	(326)	3,322	(440)	6,821	(469)	3,046	(1,613)	10,260
Contract Transactions:
Payments received from contract owners	562	129	2,804	1,422	110	816	4,024	3,637
Transfers between sub-accounts and the fixed account, net	(232)	(139)	357	2,484	(270)	(555)	9,315	4,692
Contract benefits	(286)	(46)	(48)	(27)	(33)	(121)	(132)	(50)
Contract terminations	(1,504)	(1,886)	(3,187)	(3,175)	(999)	(1,582)	(4,805)	(4,337)
Contract maintenance charges	(7)	(7)	0	0	(6)	(6)	0	0
Other transfers (to) from FILI, net	1	4	(1)	(2)	(1)	1	20	1
Net increase (decrease) in net assets from contract transactions	(1,466)	(1,945)	(75)	702	(1,199)	(1,447)	8,422	3,943
Total increase (decrease) in net assets	(1,792)	1,377	(515)	7,523	(1,668)	1,599	6,809	14,203
Net Assets:
Beginning of period	30,377	29,000	62,259	54,736	24,908	23,309	85,916	71,713
End of period	$ 28,585	$ 30,377	$ 61,744	$ 62,259	$ 23,240	$ 24,908	$ 92,725	$ 85,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 141	$ 169	$ 947	$ 709	$ 170	$ 154	$ 906	$ 695
Net realized gain (loss) on investments	318	214	634	1,177	6	81	723	971
Unrealized appreciation (depreciation)	(760)	1,295	(3,084)	3,315	(675)	1,425	(3,301)	3,773
Net increase (decrease) in net assets from operations	(301)	1,678	(1,503)	5,201	(499)	1,660	(1,672)	5,439
Contract Transactions:
Payments received from contract owners	230	122	3,449	1,822	290	162	3,054	2,396
Transfers between sub-accounts and the fixed account, net	(1,147)	361	6,531	5,152	67	137	4,676	4,289
Contract benefits	(59)	(1)	(9)	0	(4)	(69)	0	0
Contract terminations	(728)	(340)	(1,702)	(1,342)	(374)	(732)	(1,102)	(1,335)
Contract maintenance charges	(4)	(4)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	1	0	1	0	1	(2)	(1)	0
Net increase (decrease) in net assets from contract transactions	(1,707)	138	8,270	5,632	(25)	(508)	6,627	5,350
Total increase (decrease) in net assets	(2,008)	1,816	6,767	10,833	(524)	1,152	4,955	10,789
Net Assets:
Beginning of period	13,290	11,474	41,723	30,890	13,427	12,275	42,626	31,837
End of period	$ 11,282	$ 13,290	$ 48,490	$ 41,723	$ 12,903	$ 13,427	$ 47,581	$ 42,626
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 137	$ 129	$ 267	$ 219	$ 108	$ 95
Net realized gain (loss) on investments	124	117	92	70	30	88
Unrealized appreciation (depreciation)	(259)	535	(430)	1,297	(334)	749
Net increase (decrease) in net assets from operations	2	781	(71)	1,586	(196)	932
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,176	1,327	3,166	141	684	(339)
Contract benefits	(549)	(470)	(962)	(1,077)	(424)	(395)
Contract terminations	(59)	(140)	(122)	(187)	0	(85)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	9	13	3	(33)	16	0
Net increase (decrease) in net assets from contract transactions	577	730	2,085	(1,156)	276	(819)
Total increase (decrease) in net assets	579	1,511	2,014	430	80	113
Net Assets:
Beginning of period	8,041	6,530	14,047	13,617	6,741	6,628
End of period	$ 8,620	$ 8,041	$ 16,061	$ 14,047	$ 6,821	$ 6,741

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (70)	$ (62)	$ 113	$ 44	$ 6,237	$ 4,150	$ 9,408	$ 6,956
Net realized gain (loss) on investments	963	569	1,464	1,477	4,464	4,793	9,613	11,374
Unrealized appreciation (depreciation)	(1,582)	2,419	(3,108)	5,214	(3,423)	11,249	(25,634)	39,108
Net increase (decrease) in net assets from operations	(689)	2,926	(1,531)	6,735	7,278	20,192	(6,613)	57,438
Contract Transactions:
Payments received from contract owners	178	313	2,207	1,271	24,631	17,225	35,082	16,975
Transfers between sub-accounts and the fixed account, net	1,208	3,548	4,728	14,513	127,618	87,971	91,092	105,810
Contract benefits	(288)	(232)	(65)	(23)	(2,259)	(2,085)	(7,924)	(5,976)
Contract terminations	(491)	(525)	(1,665)	(866)	(26,391)	(19,112)	(36,406)	(32,285)
Contract maintenance charges	(4)	(3)	0	0	(15)	(16)	(26)	(25)
Other transfers (to) from FILI, net	(14)	(14)	0	3	72	33	(66)	282
Net increase (decrease) in net assets from contract transactions	589	3,087	5,205	14,898	123,656	84,016	81,752	84,781
Total increase (decrease) in net assets	(100)	6,013	3,674	21,633	130,934	104,208	75,139	142,219
Net Assets:
Beginning of period	18,362	12,349	45,481	23,848	341,711	237,503	602,036	459,817
End of period	$ 18,262	$ 18,362	$ 49,155	$ 45,481	$ 472,645	$ 341,711	$ 677,175	$ 602,036
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 4,767	$ 2,550	$ 6,370	$ 4,641	$ 1,814	$ 1,292
Net realized gain (loss) on investments	29,674	25,905	4,854	3,596	2,604	4,360
Unrealized appreciation (depreciation)	(72,362)	99,142	(28,763)	48,133	(17,799)	19,120
Net increase (decrease) in net assets from operations	(37,921)	127,597	(17,539)	56,370	(13,381)	24,772
Contract Transactions:
Payments received from contract owners	18,126	9,101	21,353	20,400	7,316	7,924
Transfers between sub-accounts and the fixed account, net	74,832	80,494	41,846	32,002	26,241	20,714
Contract benefits	(3,554)	(2,567)	(4,102)	(3,816)	(1,776)	(1,833)
Contract terminations	(58,800)	(44,525)	(24,142)	(21,565)	(7,542)	(12,227)
Contract maintenance charges	(11)	(9)	(14)	(13)	(12)	(10)
Other transfers (to) from FILI, net	107	391	(173)	201	101	66
Net increase (decrease) in net assets from contract transactions	30,700	42,885	34,768	27,209	24,328	14,634
Total increase (decrease) in net assets	(7,221)	170,482	17,229	83,579	10,947	39,406
Net Assets:
Beginning of period	1,186,470	1,015,988	477,307	393,728	198,844	159,438
End of period	$ 1,179,249	$ 1,186,470	$ 494,536	$ 477,307	$ 209,791	$ 198,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 56	$ 45	$ 351	$ 152	$ 156	$ 479	$ 619	$ 671
Net realized gain (loss) on investments	388	92	551	329	2,831	2,541	2,484	4,298
Unrealized appreciation (depreciation)	220	844	1,169	1,018	(6,342)	4,007	(8,501)	2,990
Net increase (decrease) in net assets from operations	664	981	2,071	1,499	(3,355)	7,027	(5,398)	7,959
Contract Transactions:
Payments received from contract owners	40	7	1,564	420	204	98	2,357	1,607
Transfers between sub-accounts and the fixed account, net	4,698	(888)	23,969	2,489	(13,481)	5,785	(1,226)	7,675
Contract benefits	(142)	(124)	0	(32)	(464)	(458)	0	(34)
Contract terminations	(396)	(294)	(428)	(235)	(1,162)	(1,183)	(1,177)	(1,293)
Contract maintenance charges	(4)	(6)	(13)	(3)	(27)	(27)	(20)	(20)
Other transfers (to) from FILI, net	8	(1)	0	0	45	(5)	(2)	1
Net increase (decrease) in net assets from contract transactions	4,204	(1,306)	25,092	2,639	(14,885)	4,210	(68)	7,936
Total increase (decrease) in net assets	4,868	(325)	27,163	4,138	(18,240)	11,237	(5,466)	15,895
Net Assets:
Beginning of period	7,687	8,012	13,672	9,534	43,549	32,312	51,289	35,394
End of period	$ 12,555	$ 7,687	$ 40,835	$ 13,672	$ 25,309	$ 43,549	$ 45,823	$ 51,289
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 13	$ 35	$ 79	$ 69	$ (4)	$ 13	$ 239	$ 237
Net realized gain (loss) on investments	135	450	153	338	2,088	3,375	1,187	4,905
Unrealized appreciation (depreciation)	(500)	18	(744)	172	(6,458)	(45)	(9,387)	(316)
Net increase (decrease) in net assets from operations	(352)	503	(512)	579	(4,374)	3,343	(7,961)	4,826
Contract Transactions:
Payments received from contract owners	4	12	329	72	157	262	1,356	2,028
Transfers between sub-accounts and the fixed account, net	104	(468)	856	1,019	(9,906)	(2,981)	(5,841)	(565)
Contract benefits	(71)	(47)	0	0	(181)	(284)	(118)	0
Contract terminations	(108)	(127)	(127)	(77)	(594)	(1,019)	(611)	(2,220)
Contract maintenance charges	(6)	(6)	(11)	(3)	(21)	(20)	(16)	(11)
Other transfers (to) from FILI, net	(8)	(5)	0	0	0	3	18	(2)
Net increase (decrease) in net assets from contract transactions	(85)	(641)	1,047	1,011	(10,545)	(4,039)	(5,212)	(770)
Total increase (decrease) in net assets	(437)	(138)	535	1,590	(14,919)	(696)	(13,173)	4,056
Net Assets:
Beginning of period	3,204	3,342	5,008	3,418	28,716	29,412	40,744	36,688
End of period	$ 2,767	$ 3,204	$ 5,543	$ 5,008	$ 13,797	$ 28,716	$ 27,571	$ 40,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (302)	$ (54)	$ 4,709	$ 3,313	$ 317	$ 1,199	$ 687	$ 294
Net realized gain (loss) on investments	(11,714)	(8,401)	1,917	3,244	(5,467)	(7,750)	899	(28,509)
Unrealized appreciation (depreciation)	(19,726)	39,081	2,236	388	3,646	8,800	(4,612)	30,447
Net increase (decrease) in net assets from operations	(31,742)	30,626	8,862	6,945	(1,504)	2,249	(3,026)	2,232
Contract Transactions:
Payments received from contract owners	1,126	1,863	13,950	16,242	568	882	267	243
Transfers between sub-accounts and the fixed account, net	(39,515)	(18,238)	9,007	43,066	(10,573)	(7,366)	70	(1,096)
Contract benefits	(1,820)	(1,781)	(559)	(703)	(521)	(581)	(354)	(382)
Contract terminations	(8,433)	(7,256)	(4,341)	(4,083)	(1,949)	(2,345)	(894)	(1,170)
Contract maintenance charges	(26)	(33)	(8)	(9)	(3)	(4)	(3)	(3)
Other transfers (to) from FILI, net	89	140	(55)	61	(52)	31	(13)	(3)
Net increase (decrease) in net assets from contract transactions	(48,579)	(25,305)	17,994	54,574	(12,530)	(9,383)	(927)	(2,411)
Total increase (decrease) in net assets	(80,321)	5,321	26,856	61,519	(14,034)	(7,134)	(3,953)	(179)
Net Assets:
Beginning of period	203,011	197,690	139,380	77,861	48,648	55,782	24,894	25,073
End of period	$ 122,690	$ 203,011	$ 166,236	$ 139,380	$ 34,614	$ 48,648	$ 20,941	$ 24,894
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (233)	$ (223)	$ (140)	$ (14)	$ (24)	$ (86)
Net realized gain (loss) on investments	(1,624)	(3,299)	(1,502)	(2,054)	(18,816)	(3,524)
Unrealized appreciation (depreciation)	1,847	11,630	402	6,374	18,203	5,167
Net increase (decrease) in net assets from operations	(10)	8,108	(1,240)	4,306	(637)	1,557
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,979)	(2,916)	(1,378)	(2,165)	(11,408)	(1,254)
Contract benefits	(535)	(518)	(609)	(328)	(207)	(220)
Contract terminations	(1,348)	(1,228)	(1,130)	(993)	(441)	(791)
Contract maintenance charges	(9)	(9)	(5)	(5)	(2)	(3)
Other transfers (to) from FILI, net	(29)	12	(31)	13	1	(2)
Net increase (decrease) in net assets from contract transactions	(3,900)	(4,659)	(3,153)	(3,478)	(12,057)	(2,270)
Total increase (decrease) in net assets	(3,910)	3,449	(4,393)	828	(12,694)	(713)
Net Assets:
Beginning of period	29,322	25,873	21,916	21,088	12,694	13,407
End of period	$ 25,412	$ 29,322	$ 17,523	$ 21,916	$ 0	$ 12,694

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III		Lazard - Retirement Emerging Markets
	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 446	$ (121)	$ 3,528	$ 2,386
Net realized gain (loss) on investments	(1,457)	32	1,342	10,682
Unrealized appreciation (depreciation)	(2,273)	2,048	(42,716)	19,220
Net increase (decrease) in net assets from operations	(3,284)	1,959	(37,846)	32,288
Contract Transactions:
Payments received from contract owners	590	208	7,344	9,036
Transfers between sub-accounts and the fixed account, net	(17,591)	(1,350)	(33,191)	43,853
Contract benefits	(204)	(291)	(658)	(664)
Contract terminations	(1,058)	(926)	(8,134)	(7,095)
Contract maintenance charges	(3)	(4)	(14)	(16)
Other transfers (to) from FILI, net	(12)	11	(8)	53
Net increase (decrease) in net assets from contract transactions	(18,278)	(2,352)	(34,661)	45,167
Total increase (decrease) in net assets	(21,562)	(393)	(72,507)	77,455
Net Assets:
Beginning of period	21,562	21,955	224,295	146,840
End of period	$ 0	$ 21,562	$ 151,788	$ 224,295
(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,539	$ 3,887	$ 4,791	$ 1,590	$ 12,523	$ 7,047
Net realized gain (loss) on investments	1,071	4,005	13,579	4,704	9,118	16,361
Unrealized appreciation (depreciation)	(4,685)	4,658	10,561	2,416	(5,562)	(3,472)
Net increase (decrease) in net assets from operations	2,925	12,550	28,931	8,710	16,079	19,936
Contract Transactions:
Payments received from contract owners	40,419	52,307	46,588	32,185	49,911	84,203
Transfers between sub-accounts and the fixed account, net	83,712	214,568	137,212	98,110	111,987	214,951
Contract benefits	(2,608)	(422)	(1,145)	(185)	(1,739)	(569)
Contract terminations	(28,532)	(18,521)	(10,076)	(6,344)	(24,011)	(16,460)
Contract maintenance charges	(7)	(5)	(7)	(5)	(8)	(8)
Other transfers (to) from FILI, net	18	2	31	9	55	43
Net increase (decrease) in net assets from contract transactions	93,002	247,929	172,603	123,770	136,195	282,160
Total increase (decrease) in net assets	95,927	260,479	201,534	132,480	152,274	302,096
Net Assets:
Beginning of period	395,385	134,906	202,358	69,878	455,439	153,343
End of period	$ 491,312	$ 395,385	$ 403,892	$ 202,358	$ 607,713	$ 455,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

As of December 31, 2011, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $91,685,000 and 4,157,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. The account had no Level 3 activity during 2011. Adoption of this guidance did not have a material impact on the financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2011 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2011:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 162,385	$ 194,267
VIP - Money Market Investor Class	638,136	574,082
VIP - High Income	22,923	35,835
VIP - High Income Investor Class	216,059	175,311
VIP - Equity-Income	14,301	68,395
VIP - Equity-Income Investor Class	32,996	19,433
VIP - Growth	7,397	56,784
VIP - Growth Investor Class	29,804	20,249
VIP - Overseas	1,323	12,368
VIP - Overseas, Class R	3,599	12,643
VIP - Overseas, Class R Investor Class	25,629	20,341
VIP - Investment Grade Bond	46,018	71,825
VIP - Investment Grade Bond Investor Class	140,193	85,421
VIP - Asset Manager	9,229	38,554
VIP - Asset Manager Investor Class	30,365	21,193
VIP - Index 500	107,373	116,944
VIP - Asset Manager: Growth	3,921	13,968

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 13,456	$ 7,764
VIP - Contrafund	14,085	128,418
VIP - Contrafund Investor Class	91,933	66,864
VIP - Balanced	13,057	28,747
VIP - Balanced Investor Class	98,609	107,137
VIP - Dynamic Capital Appreciation	981	5,358
VIP - Dynamic Capital Appreciation Investor Class	6,457	7,222
VIP - Growth & Income	4,309	18,285
VIP - Growth & Income Investor Class	13,768	9,211
VIP - Growth Opportunities	14,031	15,049
VIP - Growth Opportunities Investor Class	30,869	14,125
VIP - Mid Cap	7,544	83,891
VIP - Mid Cap Investor Class	56,401	56,974
VIP - Value Strategies	3,790	13,254
VIP - Value Strategies Investor Class	16,361	17,439
VIP - Utilities	10,928	5,504
VIP - Utilities Investor Class	29,402	6,933
VIP - Technology	26,743	43,657
VIP - Technology Investor Class	42,751	44,278
VIP - Energy	35,422	47,174
VIP - Energy Investor Class	48,368	38,497
VIP - Health Care	31,751	19,254
VIP - Health Care Investor Class	51,669	17,375
VIP - Financial Services	6,626	10,608
VIP - Financial Services Investor Class	10,400	14,082
VIP - Industrials	12,901	18,139
VIP - Industrials Investor Class	30,783	30,258
VIP - Consumer Discretionary	3,002	9,841
VIP - Consumer Discretionary Investor Class	9,363	18,098
VIP - Real Estate	9,241	15,213
VIP - Real Estate Investor Class	32,344	18,177
VIP - Strategic Income	29,386	26,661
VIP - Strategic Income Investor Class	244,212	52,256
VIP - Growth Strategies	2,601	4,259
VIP - Growth Strategies Investor Class	5,192	6,108
VIP - International Capital Appreciation, Class R	2,183	5,082
VIP - International Capital Appreciation, Class R Investor Class	7,409	7,387
VIP - Value Leaders	877	3,704
VIP - Value Leaders Investor Class	4,445	6,913
VIP - Value	2,775	6,987
VIP - Value Investor Class	7,257	12,829
VIP - Growth Stock	5,879	3,924
VIP - Growth Stock Investor Class	21,318	11,860
VIP - Freedom Income	5,274	5,061
VIP - Freedom Income Investor Class	7,897	9,575
VIP - Freedom 2005	1,327	1,550
VIP - Freedom 2005 Investor Class	3,432	3,543
VIP - Freedom 2010	2,017	3,921
VIP - Freedom 2010 Investor Class	11,462	13,210
VIP - Freedom 2015	5,826	6,782
VIP - Freedom 2015 Investor Class	19,968	18,397

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Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 4,332	$ 5,130
VIP - Freedom 2020 Investor Class	23,705	12,968
VIP - Freedom 2025	2,049	3,578
VIP - Freedom 2025 Investor Class	15,455	6,062
VIP - Freedom 2030	2,668	2,484
VIP - Freedom 2030 Investor Class	12,779	5,075
VIP - Freedom Lifetime Income I	1,874	1,105
VIP - Freedom Lifetime Income II	3,526	1,104
VIP - Freedom Lifetime Income III	1,215	810
VIP - Disciplined Small Cap	8,711	8,192
VIP - Disciplined Small Cap Investor Class	27,995	22,678
VIP - FundsManager 20%	193,975	63,240
VIP - FundsManager 50%	179,102	86,472
VIP - FundsManager 60%	161,526	123,468
VIP - FundsManager 70%	113,833	71,405
VIP - FundsManager 85%	63,450	36,772
VIP - Consumer Staples	7,928	3,669
VIP - Consumer Staples Investor Class	31,872	6,429
VIP - Materials	10,109	24,839
VIP - Materials Investor Class	31,446	30,895
VIP - Telecommunications	3,887	3,959
VIP - Telecommunications Investor Class	8,127	7,001
VIP - Emerging Markets	5,880	16,429
VIP - Emerging Markets Investor Class	12,559	17,532
UIF - Emerging Markets Equity	10,253	59,133
UIF - Emerging Markets Debt	66,803	42,469
UIF - Global Tactical Asset Allocation	4,225	16,437
Invesco - Van Kampen Global Value Equity	8,211	8,449
WFAF - Advantage VT Discovery	13	4,147
WFAF - Advantage VT Opportunity	46	3,338
CST - U.S. Equity Flex I	55	12,138
CST - International Equity Flex III	8,442	26,275
Lazard - Retirement Emerging Markets	53,841	84,975
PVIT - Low Duration	198,403	98,863
PVIT - Real Return	230,963	42,325
PVIT - Total Return	231,530	74,171

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2011:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	474,224	$ 474,224	$ 1.00
VIP - Money Market Investor Class	797,552	797,552	1.00
VIP - High Income	24,800	280,728	5.39
VIP - High Income Investor Class	44,237	262,852	5.37
VIP - Equity-Income	21,578	538,832	18.69
VIP - Equity-Income Investor Class	7,273	174,263	18.64
VIP - Growth	9,491	484,683	36.89
VIP - Growth Investor Class	2,420	97,988	36.81

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	5,020	$ 125,383	$ 13.63
VIP - Overseas, Class R	2,813	65,762	13.60
VIP - Overseas, Class R Investor Class	7,387	156,638	13.59
VIP - Investment Grade Bond	26,843	357,899	12.97
VIP - Investment Grade Bond Investor Class	34,363	446,781	12.93
VIP - Asset Manager	19,113	317,889	13.80
VIP - Asset Manager Investor Class	6,604	99,171	13.74
VIP - Index 500	4,883	731,179	129.33
VIP - Asset Manager: Growth	5,888	96,200	13.35
VIP - Asset Manager: Growth Investor Class	2,434	36,273	13.29
VIP - Contrafund	35,214	977,793	23.02
VIP - Contrafund Investor Class	21,822	626,371	22.94
VIP - Balanced	8,464	132,632	14.63
VIP - Balanced Investor Class	81,192	1,164,069	14.56
VIP - Dynamic Capital Appreciation	1,561	15,475	8.22
VIP - Dynamic Capital Appreciation Investor Class	2,579	24,372	8.22
VIP - Growth & Income	7,769	126,491	12.59
VIP - Growth & Income Investor Class	2,484	36,155	12.56
VIP - Growth Opportunities	3,325	72,083	18.30
VIP - Growth Opportunities Investor Class	2,770	53,316	18.23
VIP - Mid Cap	11,796	370,751	29.08
VIP - Mid Cap Investor Class	9,317	310,343	29.00
VIP - Value Strategies	4,936	67,177	8.78
VIP - Value Strategies Investor Class	4,705	56,293	8.74
VIP - Utilities	2,441	30,776	10.93
VIP - Utilities Investor Class	3,936	44,695	10.88
VIP - Technology	6,533	73,140	9.81
VIP - Technology Investor Class	7,260	81,487	9.75
VIP - Energy	6,202	151,834	18.81
VIP - Energy Investor Class	5,144	124,937	18.77
VIP - Health Care	3,421	47,034	13.69
VIP - Health Care Investor Class	4,675	63,832	13.63
VIP - Financial Services	1,961	24,949	5.55
VIP - Financial Services Investor Class	2,205	22,732	5.54
VIP - Industrials	2,210	34,671	14.29
VIP - Industrials Investor Class	2,851	45,507	14.24
VIP - Consumer Discretionary	560	7,278	12.26
VIP - Consumer Discretionary Investor Class	1,091	13,949	12.25
VIP - Real Estate	3,115	72,588	15.02
VIP - Real Estate Investor Class	4,966	87,361	14.97
VIP - Strategic Income	12,534	140,111	11.15
VIP - Strategic Income Investor Class	67,828	773,995	11.12
VIP - Growth Strategies	552	6,250	8.20
VIP - Growth Strategies Investor Class	819	8,518	8.14
VIP - International Capital Appreciation, Class R	1,143	15,487	8.42
VIP - International Capital Appreciation, Class R Investor Class	2,716	32,445	8.37
VIP - Value Leaders	630	9,607	9.26
VIP - Value Leaders Investor Class	1,295	17,713	9.24
VIP - Value	1,237	16,946	10.60
VIP - Value Investor Class	2,659	35,230	10.59

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	622	$ 9,122	$ 13.64
VIP - Growth Stock Investor Class	1,638	23,312	13.54
VIP - Freedom Income	939	10,260	10.21
VIP - Freedom Income Investor Class	2,748	29,391	10.30
VIP - Freedom 2005	501	5,922	9.86
VIP - Freedom 2005 Investor Class	898	9,910	9.60
VIP - Freedom 2010	1,456	17,142	10.31
VIP - Freedom 2010 Investor Class	4,729	51,763	9.77
VIP - Freedom 2015	2,754	32,619	10.38
VIP - Freedom 2015 Investor Class	6,465	69,783	9.55
VIP - Freedom 2020	2,276	27,222	10.21
VIP - Freedom 2020 Investor Class	9,958	106,517	9.31
VIP - Freedom 2025	1,126	13,798	10.02
VIP - Freedom 2025 Investor Class	5,181	54,626	9.36
VIP - Freedom 2030	1,330	16,779	9.70
VIP - Freedom 2030 Investor Class	5,334	56,386	8.92
VIP - Freedom Lifetime Income I	893	9,474	9.65
VIP - Freedom Lifetime Income II	1,682	18,707	9.55
VIP - Freedom Lifetime Income III	765	8,513	8.92
VIP - Disciplined Small Cap	1,669	19,370	10.94
VIP - Disciplined Small Cap Investor Class	4,501	51,817	10.92
VIP - FundsManager 20%	44,255	469,441	10.68
VIP - FundsManager 50%	69,237	706,066	9.78
VIP - FundsManager 60%	123,873	1,108,243	9.52
VIP - FundsManager 70%	54,766	562,390	9.03
VIP - FundsManager 85%	24,451	248,813	8.58
VIP - Consumer Staples	1,010	11,888	12.42
VIP - Consumer Staples Investor Class	3,296	39,041	12.39
VIP - Materials	2,169	27,272	11.67
VIP - Materials Investor Class	3,927	50,380	11.67
VIP - Telecommunications	354	3,283	7.81
VIP - Telecommunications Investor Class	712	6,469	7.78
VIP - Emerging Markets	1,783	17,323	7.74
VIP - Emerging Markets Investor Class	3,571	33,987	7.72
UIF - Emerging Markets Equity	9,792	208,538	12.53
UIF - Emerging Markets Debt	20,004	169,886	8.31
UIF - Global Tactical Asset Allocation	4,039	54,385	8.57
Invesco - Van Kampen Global Value Equity	3,080	21,859	6.80
WFAF - Advantage VT Discovery	1,189	37,779	21.37
WFAF - Advantage VT Opportunity	1,008	27,909	17.38
Lazard - Retirement Emerging Markets	8,196	202,226	18.52
PVIT - Low Duration	47,333	496,181	10.38
PVIT - Real Return	28,953	621,274	13.95
PVIT - Total Return	55,146	393,090	11.02

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Money Market
Units Issued	16,444	13,656	1,132	631
Units Redeemed	(18,021)	(21,449)	(875)	(1,098)
Net Increase (Decrease)	(1,577)	(7,793)	257	(467)
VIP - High Income
Units Issued	616	706	134	193
Units Redeemed	(1,029)	(1,210)	(255)	(317)
Net Increase (Decrease)	(413)	(504)	(121)	(124)
VIP - Equity-Income
Units Issued	254	234	36	29
Units Redeemed	(1,167)	(1,290)	(157)	(170)
Net Increase (Decrease)	(913)	(1,056)	(121)	(141)
VIP - Growth
Units Issued	276	186	41	33
Units Redeemed	(977)	(943)	(104)	(102)
Net Increase (Decrease)	(701)	(757)	(63)	(69)
VIP - Overseas
Units Issued	5	1	0	0
Units Redeemed	(304)	(367)	(23)	(31)
Net Increase (Decrease)	(299)	(366)	(23)	(31)
VIP - Overseas, Class R
Units Issued	423	480	74	42
Units Redeemed	(1,018)	(1,232)	(182)	(154)
Net Increase (Decrease)	(595)	(752)	(108)	(112)
VIP - Investment Grade Bond
Units Issued	1,376	1,581	132	165
Units Redeemed	(2,343)	(3,241)	(377)	(482)
Net Increase (Decrease)	(967)	(1,660)	(245)	(317)
VIP - Asset Manager
Units Issued	179	190	34	29
Units Redeemed	(892)	(929)	(153)	(180)
Net Increase (Decrease)	(713)	(739)	(119)	(151)
VIP - Index 500
Units Issued	709	830	43	60
Units Redeemed	(1,969)	(2,331)	(213)	(269)
Net Increase (Decrease)	(1,260)	(1,501)	(170)	(209)
VIP - Asset Manager: Growth
Units Issued	142	100	3	9
Units Redeemed	(497)	(554)	(74)	(85)
Net Increase (Decrease)	(355)	(454)	(71)	(76)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Contrafund
Units Issued	909	1,021	78	103
Units Redeemed	(3,163)	(3,652)	(334)	(376)
Net Increase (Decrease)	(2,254)	(2,631)	(256)	(273)
VIP - Balanced
Units Issued	916	1,009	116	144
Units Redeemed	(1,526)	(1,624)	(397)	(298)
Net Increase (Decrease)	(610)	(615)	(281)	(154)
VIP - Dynamic Capital Appreciation
Units Issued	95	274	6	96
Units Redeemed	(327)	(359)	(62)	(63)
Net Increase (Decrease)	(232)	(85)	(56)	33
VIP - Growth & Income
Units Issued	284	312	18	13
Units Redeemed	(958)	(1,196)	(162)	(206)
Net Increase (Decrease)	(674)	(884)	(144)	(193)
VIP - Growth Opportunities
Units Issued	1,321	801	203	174
Units Redeemed	(1,382)	(1,285)	(214)	(175)
Net Increase (Decrease)	(61)	(484)	(11)	(1)
VIP - Mid Cap
Units Issued	1,082	2,410	83	233
Units Redeemed	(3,637)	(3,394)	(471)	(447)
Net Increase (Decrease)	(2,555)	(984)	(388)	(214)
VIP - Value Strategies
Units Issued	382	1,158	90	209
Units Redeemed	(965)	(1,404)	(143)	(285)
Net Increase (Decrease)	(583)	(246)	(53)	(76)
VIP - Utilities
Units Issued	807	258	169	13
Units Redeemed	(509)	(611)	(102)	(64)
Net Increase (Decrease)	298	(353)	67	(51)
VIP - Technology
Units Issued	2,229	2,410	209	324
Units Redeemed	(3,387)	(3,068)	(427)	(384)
Net Increase (Decrease)	(1,158)	(658)	(218)	(60)
VIP - Energy
Units Issued	1,814	1,297	252	93
Units Redeemed	(2,318)	(2,274)	(269)	(259)
Net Increase (Decrease)	(504)	(977)	(17)	(166)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Health Care
Units Issued	2,324	495	333	63
Units Redeemed	(1,718)	(896)	(185)	(108)
Net Increase (Decrease)	606	(401)	148	(45)
VIP - Financial Services
Units Issued	1,007	2,023	74	221
Units Redeemed	(1,332)	(2,245)	(200)	(160)
Net Increase (Decrease)	(325)	(222)	(126)	61
VIP - Industrials
Units Issued	695	636	113	113
Units Redeemed	(950)	(619)	(150)	(81)
Net Increase (Decrease)	(255)	17	(37)	32
VIP - Consumer Discretionary
Units Issued	362	1,020	39	186
Units Redeemed	(815)	(421)	(106)	(84)
Net Increase (Decrease)	(453)	599	(67)	102
VIP - Real Estate
Units Issued	707	1,285	70	185
Units Redeemed	(988)	(1,270)	(115)	(134)
Net Increase (Decrease)	(281)	15	(45)	51
VIP - Strategic Income
Units Issued	2,560	2,462	201	293
Units Redeemed	(2,762)	(3,765)	(313)	(556)
Net Increase (Decrease)	(202)	(1,303)	(112)	(263)
VIP - Growth Strategies
Units Issued	234	290	31	41
Units Redeemed	(373)	(216)	(34)	(20)
Net Increase (Decrease)	(139)	74	(3)	21
VIP - International Capital Appreciation, Class R
Units Issued	249	517	9	48
Units Redeemed	(460)	(783)	(42)	(87)
Net Increase (Decrease)	(211)	(266)	(33)	(39)
VIP - Value Leaders
Units Issued	108	166	10	7
Units Redeemed	(371)	(432)	(41)	(134)
Net Increase (Decrease)	(263)	(266)	(31)	(127)
VIP - Value
Units Issued	356	762	65	145
Units Redeemed	(692)	(848)	(118)	(150)
Net Increase (Decrease)	(336)	(86)	(53)	(5)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Growth Stock
Units Issued	539	335	63	34
Units Redeemed	(404)	(287)	(44)	(29)
Net Increase (Decrease)	135	48	19	5
VIP - Freedom Income
Units Issued	454	236	0	0
Units Redeemed	(448)	(404)	0	0
Net Increase (Decrease)	6	(168)	0	0
VIP - Freedom 2005
Units Issued	108	111	0	0
Units Redeemed	(132)	(246)	0	0
Net Increase (Decrease)	(24)	(135)	0	0
VIP - Freedom 2010
Units Issued	172	268	0	0
Units Redeemed	(341)	(374)	0	0
Net Increase (Decrease)	(169)	(106)	0	0
VIP - Freedom 2015
Units Issued	474	454	0	0
Units Redeemed	(588)	(622)	0	0
Net Increase (Decrease)	(114)	(168)	0	0
VIP - Freedom 2020
Units Issued	363	417	0	0
Units Redeemed	(461)	(540)	0	0
Net Increase (Decrease)	(98)	(123)	0	0
VIP - Freedom 2025
Units Issued	157	151	0	0
Units Redeemed	(287)	(143)	0	0
Net Increase (Decrease)	(130)	8	0	0
VIP - Freedom 2030
Units Issued	213	279	0	0
Units Redeemed	(219)	(335)	0	0
Net Increase (Decrease)	(6)	(56)	0	0
VIP - Disciplined Small Cap
Units Issued	1,145	1,047	128	131
Units Redeemed	(1,128)	(748)	(113)	(123)
Net Increase (Decrease)	17	299	15	8

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Funds Manager 20%
Units Issued	2,450	1,680	264	254
Units Redeemed	(2,189)	(1,406)	(265)	(270)
Net Increase (Decrease)	261	274	(1)	(16)
VIP - Funds Manager 50%
Units Issued	2,281	2,031	467	779
Units Redeemed	(2,653)	(1,959)	(760)	(888)
Net Increase (Decrease)	(372)	72	(293)	(109)
VIP - Funds Manager 60%
Units Issued	1,618	1,689	299	637
Units Redeemed	(1,466)	(941)	(463)	(288)
Net Increase (Decrease)	152	748	(164)	349
VIP - Funds Manager 70%
Units Issued	956	1,290	264	270
Units Redeemed	(1,504)	(1,452)	(705)	(716)
Net Increase (Decrease)	(548)	(162)	(441)	(446)
VIP - Funds Manager 85%
Units Issued	528	1,508	237	487
Units Redeemed	(1,017)	(1,834)	(405)	(390)
Net Increase (Decrease)	(489)	(326)	(168)	97
VIP - Consumer Staples
Units Issued	677	221	102	62
Units Redeemed	(384)	(321)	(55)	(87)
Net Increase (Decrease)	293	(100)	47	(25)
VIP - Materials
Units Issued	1,103	1,924	192	214
Units Redeemed	(2,269)	(1,633)	(194)	(331)
Net Increase (Decrease)	(1,166)	291	(2)	(117)
VIP - Telecommunications
Units Issued	364	281	116	112
Units Redeemed	(420)	(322)	(101)	(149)
Net Increase (Decrease)	(56)	(41)	15	(37)
VIP - Emerging Markets
Units Issued	919	1,905	38	222
Units Redeemed	(1,991)	(2,466)	(193)	(292)
Net Increase (Decrease)	(1,072)	(561)	(155)	(70)
UIF - Emerging Markets Equity
Units Issued	201	525	14	68
Units Redeemed	(1,270)	(1,441)	(148)	(179)
Net Increase (Decrease)	(1,069)	(916)	(134)	(111)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	383	735	37	83
Units Redeemed	(606)	(627)	(86)	(91)
Net Increase (Decrease)	(223)	108	(49)	(8)
UIF - Global Tactical Asset Allocation (b)
Units Issued	60	168	2	18
Units Redeemed	(499)	(621)	(69)	(72)
Net Increase (Decrease)	(439)	(453)	(67)	(54)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	161	1,105	22	245
Units Redeemed	(320)	(1,279)	(49)	(273)
Net Increase (Decrease)	(159)	(174)	(27)	(28)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	1
Units Redeemed	(149)	(229)	(28)	(25)
Net Increase (Decrease)	(148)	(229)	(28)	(24)
WFAF - Advantage VT Opportunity
Units Issued	0	1	0	1
Units Redeemed	(117)	(145)	(16)	(22)
Net Increase (Decrease)	(117)	(144)	(16)	(21)
CST - U.S Equity Flex I
Units Issued	0	1	0	0
Units Redeemed	(1,010)	(211)	(182)	(27)
Net Increase (Decrease)	(1,010)	(210)	(182)	(27)
CST - International Equity Flex III
Units Issued	218	98	15	5
Units Redeemed	(1,465)	(392)	(189)	(51)
Net Increase (Decrease)	(1,247)	(294)	(174)	(46)
Lazard - Retirement Emerging Markets
Units Issued	1,087	2,811	118	246
Units Redeemed	(2,840)	(3,211)	(240)	(243)
Net Increase (Decrease)	(1,753)	(400)	(122)	3

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
PVIT- Low Duration
Units Issued	3,187	5,300	204	354
Units Redeemed	(2,541)	(2,895)	(127)	(211)
Net Increase (Decrease)	646	2,405	77	143
PVIT- Real Return
Units Issued	3,209	3,209	324	194
Units Redeemed	(1,413)	(2,373)	(87)	(176)
Net Increase (Decrease)	1,796	836	237	18
PVIT- Total Return
Units Issued	2,726	4,639	171	517
Units Redeemed	(2,308)	(2,616)	(131)	(423)
Net Increase (Decrease)	418	2,023	40	94
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

(in thousands)	2011	2010	2011	2010
VIP - Money Market Investor Class
Units Issued	207,667	204,195	1,847	486
Units Redeemed	(201,391)	(219,217)	(1,953)	(435)
Net Increase (Decrease)	6,276	(15,022)	(106)	51
VIP - High Income Investor Class
Units Issued	18,679	18,611	0	0
Units Redeemed	(16,490)	(14,897)	0	0
Net Increase (Decrease)	2,189	3,714	0	0
VIP - Equity Income Investor Class
Units Issued	3,913	4,546	0	0
Units Redeemed	(3,026)	(5,229)	0	0
Net Increase (Decrease)	887	(683)	0	0
VIP - Growth Investor Class
Units Issued	3,259	2,703	0	0
Units Redeemed	(2,573)	(2,597)	0	0
Net Increase (Decrease)	686	106	0	0
VIP - Overseas, Class R Investor Class
Units Issued	2,961	3,563	0	0
Units Redeemed	(2,743)	(3,681)	0	0
Net Increase (Decrease)	218	(118)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	14,270	19,613	0	0
Units Redeemed	(11,619)	(19,660)	0	0
Net Increase (Decrease)	2,651	(47)	0	0
VIP - Asset Manager Investor Class
Units Issued	2,724	3,447	0	0
Units Redeemed	(2,113)	(2,082)	0	0
Net Increase (Decrease)	611	1,365	0	0
VIP - Index 500
Units Issued	9,605	11,786	0	0
Units Redeemed	(8,129)	(10,290)	0	0
Net Increase (Decrease)	1,476	1,496	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,098	814	0	0
Units Redeemed	(682)	(610)	0	0
Net Increase (Decrease)	416	204	0	0
VIP - Contrafund Investor Class
Units Issued	12,000	16,464	0	0
Units Redeemed	(10,191)	(14,131)	0	0
Net Increase (Decrease)	1,809	2,333	0	0
VIP - Balanced Investor Class
Units Issued	6,864	7,340	0	0
Units Redeemed	(4,496)	(5,475)	0	0
Net Increase (Decrease)	2,368	1,865	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	614	1,408	0	0
Units Redeemed	(675)	(1,172)	0	0
Net Increase (Decrease)	(61)	236	0	0
VIP - Growth & Income Investor Class
Units Issued	1,357	1,377	0	0
Units Redeemed	(1,006)	(1,290)	0	0
Net Increase (Decrease)	351	87	0	0
VIP - Growth Opportunities Investor Class
Units Issued	3,014	1,989	0	0
Units Redeemed	(1,760)	(1,896)	0	0
Net Increase (Decrease)	1,254	93	0	0
VIP - Mid Cap Investor Class
Units Issued	7,455	11,810	0	0
Units Redeemed	(7,482)	(7,670)	0	0
Net Increase (Decrease)	(27)	4,140	0	0
VIP - Value Strategies Investor Class
Units Issued	1,632	2,982	0	0
Units Redeemed	(1,718)	(3,020)	0	0
Net Increase (Decrease)	(86)	(38)	0	0
VIP - Utilities Investor Class
Units Issued	2,598	1,128	0	0
Units Redeemed	(907)	(972)	0	0
Net Increase (Decrease)	1,691	156	0	0
VIP - Technology Investor Class
Units Issued	3,705	4,565	0	0
Units Redeemed	(3,943)	(3,686)	0	0
Net Increase (Decrease)	(238)	879	0	0
VIP - Energy Investor Class
Units Issued	4,661	3,645	0	0
Units Redeemed	(4,173)	(3,823)	0	0
Net Increase (Decrease)	488	(178)	0	0
VIP - Health Care Investor Class
Units Issued	4,598	1,328	0	0
Units Redeemed	(2,187)	(1,178)	0	0
Net Increase (Decrease)	2,411	150	0	0
VIP - Financial Services Investor Class
Units Issued	1,481	2,562	0	0
Units Redeemed	(2,004)	(2,460)	0	0
Net Increase (Decrease)	(523)	102	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Industrials Investor Class
Units Issued	2,488	2,388	0	0
Units Redeemed	(2,586)	(1,383)	0	0
Net Increase (Decrease)	(98)	1,005	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,017	2,318	0	0
Units Redeemed	(1,659)	(1,005)	0	0
Net Increase (Decrease)	(642)	1,313	0	0
VIP - Real Estate Investor Class
Units Issued	3,274	3,911	0	0
Units Redeemed	(2,309)	(2,651)	0	0
Net Increase (Decrease)	965	1,260	0	0
VIP - Strategic Income Investor Class
Units Issued	23,852	26,936	0	0
Units Redeemed	(11,980)	(16,900)	0	0
Net Increase (Decrease)	11,872	10,036	0	0
VIP - Growth Strategies Investor Class
Units Issued	466	682	0	0
Units Redeemed	(545)	(478)	0	0
Net Increase (Decrease)	(79)	204	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	748	1,008	0	0
Units Redeemed	(747)	(1,296)	0	0
Net Increase (Decrease)	1	(288)	0	0
VIP - Value Leaders Investor Class
Units Issued	461	613	0	0
Units Redeemed	(728)	(1,084)	0	0
Net Increase (Decrease)	(267)	(471)	0	0
VIP - Value Investor Class
Units Issued	833	1,674	0	0
Units Redeemed	(1,373)	(1,777)	0	0
Net Increase (Decrease)	(540)	(103)	0	0
VIP - Growth Stock Investor Class
Units Issued	1,942	979	0	0
Units Redeemed	(1,249)	(533)	0	0
Net Increase (Decrease)	693	446	0	0
VIP - Freedom Income Investor Class
Units Issued	675	1,300	0	0
Units Redeemed	(883)	(815)	0	0
Net Increase (Decrease)	(208)	485	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Freedom 2005 Investor Class
Units Issued	280	260	0	0
Units Redeemed	(310)	(268)	0	0
Net Increase (Decrease)	(30)	(8)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	962	1,025	0	0
Units Redeemed	(1,148)	(992)	0	0
Net Increase (Decrease)	(186)	33	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,697	1,344	0	0
Units Redeemed	(1,756)	(1,278)	0	0
Net Increase (Decrease)	(59)	66	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,994	2,014	0	0
Units Redeemed	(1,337)	(1,747)	0	0
Net Increase (Decrease)	657	267	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,245	1,027	0	0
Units Redeemed	(599)	(631)	0	0
Net Increase (Decrease)	646	396	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,001	932	0	0
Units Redeemed	(488)	(568)	0	0
Net Increase (Decrease)	513	364	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	134	116
Units Redeemed	0	0	(87)	(54)
Net Increase (Decrease)	0	0	47	62
VIP - Freedom Lifetime Income II
Units Issued	0	0	258	41
Units Redeemed	0	0	(93)	(140)
Net Increase (Decrease)	0	0	165	(99)
VIP - Freedom Lifetime Income III
Units Issued	0	0	85	7
Units Redeemed	0	0	(62)	(80)
Net Increase (Decrease)	0	0	23	(73)
VIP - Disciplined Small Cap Investor Class
Units Issued	3,079	3,414	0	0
Units Redeemed	(2,692)	(2,286)	0	0
Net Increase (Decrease)	387	1,128	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - FundsManager 20%
Units Issued	18,557	14,230	174	185
Units Redeemed	(8,142)	(7,082)	(137)	(9)
Net Increase (Decrease)	10,415	7,148	37	176
VIP - FundsManager 50%
Units Issued	17,257	16,344	725	113
Units Redeemed	(10,124)	(9,235)	(38)	(59)
Net Increase (Decrease)	7,133	7,109	687	54
VIP - FundsManager 60%
Units Issued	12,587	11,661	716	47
Units Redeemed	(4,956)	(4,113)	(68)	(10)
Net Increase (Decrease)	7,631	7,548	648	37
VIP - FundsManager 70%
Units Issued	11,233	11,023	97	0
Units Redeemed	(7,220)	(8,783)	(60)	(4)
Net Increase (Decrease)	4,013	2,240	37	(4)
VIP - FundsManager 85%
Units Issued	5,540	6,213	94	29
Units Redeemed	(2,926)	(5,116)	(10)	(6)
Net Increase (Decrease)	2,614	1,097	84	23
VIP - Consumer Staples Investor Class
Units Issued	2,964	883	0	0
Units Redeemed	(951)	(665)	0	0
Net Increase (Decrease)	2,013	218	0	0
VIP - Materials Investor Class
Units Issued	2,994	3,270	0	0
Units Redeemed	(3,096)	(2,858)	0	0
Net Increase (Decrease)	(102)	412	0	0
VIP - Telecommunications Investor Class
Units Issued	840	464	0	0
Units Redeemed	(759)	(421)	0	0
Net Increase (Decrease)	81	43	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,754	3,083	0	0
Units Redeemed	(2,262)	(3,459)	0	0
Net Increase (Decrease)	(508)	(376)	0	0
UIF - Emerging Markets Equity
Units Issued	1,071	2,920	0	0
Units Redeemed	(2,349)	(2,809)	0	0
Net Increase (Decrease)	(1,278)	111	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	5,837	8,246	0	0
Units Redeemed	(3,737)	(3,824)	0	0
Net Increase (Decrease)	2,100	4,422	0	0
UIF - Global Tactical Asset Allocation (b)
Units Issued	389	1,336	0	0
Units Redeemed	(955)	(1,817)	0	0
Net Increase (Decrease)	(566)	(481)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	586	1,212	0	0
Units Redeemed	(448)	(1,237)	0	0
Net Increase (Decrease)	138	(25)	0	0
Lazard - Retirement Emerging Markets
Units Issued	5,066	7,828	0	0
Units Redeemed	(5,522)	(4,321)	0	0
Net Increase (Decrease)	(456)	3,507	0	0
CST - International Equity Flex III
Units Issued	592	384	0	0
Units Redeemed	(1,084)	(305)	0	0
Net Increase (Decrease)	(492)	79	0	0
PVIT- Low Duration
Units Issued	25,408	40,282	0	0
Units Redeemed	(17,291)	(18,422)	0	0
Net Increase (Decrease)	8,117	21,860	0	0
PVIT- Real Return
Units Issued	21,468	20,637	0	0
Units Redeemed	(8,520)	(9,550)	0	0
Net Increase (Decrease)	12,948	11,087	0	0
PVIT- Total Return
Units Issued	24,970	43,360	0	0
Units Redeemed	(12,721)	(18,072)	0	0
Net Increase (Decrease)	12,249	25,288	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2011	2010
VIP - Money Market Investor Class
Units Issued	1,100	833
Units Redeemed	(1,080)	(693)
Net Increase (Decrease)	20	140
VIP - Balanced Investor Class
Units Issued	1,164	1,292
Units Redeemed	(6,141)	(5,937)
Net Increase (Decrease)	(4,977)	(4,645)
VIP - Funds Manager 60%
Units Issued	426	271
Units Redeemed	(5,723)	(5,555)
Net Increase (Decrease)	(5,297)	(5,824)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
VIP - Money Market Investor Class
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
VIP - High Income
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
VIP - High Income Investor Class
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
VIP - Equity-Income
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
VIP - Equity-Income Investor Class
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
VIP - Growth Investor Class
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
VIP - Overseas
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
VIP - Overseas, Class R
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
VIP - Overseas, Class R Investor Class
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
VIP - Investment Grade Bond
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
VIP - Asset Manager
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
VIP - Asset Manager Investor Class
2011	7,202	$10.78	$15.32	$ $90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
VIP - Index 500
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
VIP - Asset Manager: Growth
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
VIP - Asset Manager: Growth Investor Class
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
VIP - Contrafund Investor Class
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
VIP - Balanced
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
VIP - Balanced Investor Class
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
VIP - Dynamic Capital Appreciation
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
VIP - Dynamic Capital Appreciation Investor Class
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
VIP - Growth & Income Investor Class
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
VIP - Growth Opportunities
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
VIP - Growth Opportunities Investor Class
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
VIP - Mid Cap
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
VIP - Mid Cap Investor Class
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
VIP - Value Strategies Investor Class
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
VIP - Utilities
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
VIP - Utilities Investor Class
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
VIP - Technology
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
VIP - Technology Investor Class
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
VIP - Energy Investor Class
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
VIP - Health Care
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
VIP - Health Care Investor Class
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
VIP - Financial Services
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
VIP - Financial Services Investor Class
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
VIP - Industrials Investor Class
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
VIP - Consumer Discretionary
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
VIP - Consumer Discretionary Investor Class
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
VIP - Real Estate
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
VIP - Real Estate Investor Class
2011	5,319	$11.72	$28.65	$ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2011	8,650	$16.19	$15.94	$ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
VIP - Strategic Income Investor Class
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
VIP - Growth Strategies
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
VIP - Growth Strategies Investor Class
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
VIP - International Capital Appreciation, Class R
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
VIP - International Capital Appreciation Investor Class
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
VIP - Value Leaders Investor Class
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
VIP - Value
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
VIP - Value Investor Class
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
VIP - Growth Stock
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
VIP - Growth Stock Investor Class
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2011	770	$12.45	$12.45	$ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
VIP - Freedom Income Investor Class
2011	2,276	$10.53	$13.03	$ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
VIP - Freedom 2005
2011	397	$12.43	$12.43	$ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
VIP - Freedom 2005 Investor Class
2011	673	$10.78	$14.80	$ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
VIP - Freedom 2010
2011	1,196	$12.55	$12.55	$ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
VIP - Freedom 2010 Investor Class
2011	3,649	$10.87	$15.19	$ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2011	2,255	$12.68	$12.68	$ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
VIP - Freedom 2015 Investor Class
2011	4,778	$10.90	$15.42	$ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
VIP - Freedom 2020
2011	1,869	$12.43	$12.43	$ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
VIP - Freedom 2020 Investor Class
2011	7,320	$11.01	$16.19	$ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
VIP - Freedom 2025
2011	909	$12.42	$12.42	$ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
VIP - Freedom 2025 Investor Class
2011	3,774	$11.03	$16.44	$ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
VIP - Freedom 2030 Investor Class
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
VIP - Freedom Lifetime Income I
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
VIP - Freedom Lifetime Income II
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
VIP - Freedom Lifetime Income III
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
VIP - Disciplined Small Cap
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
VIP - FundsManager 20%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
VIP - FundsManager 50%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
VIP - FundsManager 60%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (g)
VIP - FundsManager 70%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
VIP - FundsManager 85%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72% (f)
VIP - Consumer Staples Investor Class
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19% (f)
VIP - Materials
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49% (f)
VIP - Materials Investor Class
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00% (f)
VIP - Telecommunications
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%) (f)
VIP - Telecommunications Investor Class
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%) (f)
VIP - Emerging Markets
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%) (e)
VIP - Emerging Markets Investor Class
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%) (e)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
UIF - Emerging Markets Debt
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
UIF - Global Tactical Asset Allocation (b)
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
Invesco - Van Kampen Global Value Equity (b)
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
WFAF - Advantage VT Discovery
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
WFAF - Advantage VT Opportunity
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
CST - U.S. Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
CST - International Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
CST - International Equity Flex II
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
CST - International Equity Flex III
2011	-	-	-	$ -	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10% (d)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
SAI - Mid Cap Value
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%) (f)
SAI - Mid Cap Value Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%) (f)
SAI - Small Cap Blend
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%) (f)
SAI - Small Cap Blend Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%) (f)
PVIT- Low Duration
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT- Real Return
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT- Total Return
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62% (c)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2012

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0212
1.540223.114

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B
The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2011.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2011.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2011 and 2010.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2011 and 2010.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010 and 2009.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3)(a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4)(a) Fidelity Freedom Lifetime Income, Nonparticipating Contract (Note 6)

(b) Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract (Note 6)

(5)(a) Application for the Variable Income Annuity (Note 5)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable

(8) Not Applicable

(9) Opinion and consent of Edward M. Shea, as to the legality of securities being issued is filed herein as Exhibit No. 9

(10) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 7)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 7)

(15)Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 8)

(b) Power of Attorney for Roger T. Servison (Note 8)

(c) Power of Attorney for Miles Mei (Note 8)

(d) Power of Attorney for Rodney R. Rohda (Note 8)

(e) Power of Attorney for William R. Ebsworth (Note 8)

(f) Power of Attorney for Kathleen A. Murphy (Note 8)
(g) Power of Attorney for G. Michael Slovack (Note 8)
(h) Power of Attorney for Jeffrey K. Cimini (Note 8)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 20 to this Registration Statement filed on April 26, 2002.

(Note 3) Incorporated by reference from this Registration Statement's intial filing on January 12, 2005.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 1 to this Registration Statement filed electronically on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 Reg. No. 333-123884 filed electronically on April 28, 2008.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 Reg No. 33-54926 filed on April 24, 1996.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement No. 33-24400 filed on April 26, 1996 on behalf of Fidelity Investments Variable Annuity Account I.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 333-121017 filed on April 28, 2010 on behalf of Fidelity Investments Variable Annuity Account I.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

JEFFREY K. CIMINI, Director and President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVACK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors

William J. Johnson Jr. Actuary and Executive Vice President

David A. Golino Senior Vice President and Chief Financial Officer

Robert J. Cummings Senior Vice President, Client Services and Sales

Ed Cady Vice President, Systems & Technology

Miles Mei Treasurer

Maryann P. Crews Illustration Actuary

Earl F. Martin Appointed Actuary

Brett Wollam Senior Vice President, Marketing

Felicia F. Tierney Vice President, Human Resources

Brian N. Leary Consumer Services Officer and Chief Compliance Officer

Edward M. Shea Vice President, General Council and Secretary

Jeffrey C. Wall Assistant Vice President, Operations

The principal business address for each person listed in item 25 is 82 Devonshire Street, Boston, Massachusetts, 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2011 there were 276 Qualified Contracts and 101 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b) James C. Burton Director, President and Chief Executive Officer
Michael Durbin Director
Jeffrey Lagarce Director
Kathleen Murphy Director
Richard Lyons Chief Financial Officer and Senior Vice President
Jim Smith Senior Vice President, Real Estate
Donald St. Peter Vice President, Real Estate
Tami R. Rash Treasurer
Charles M. Morgan Assistant Treasurer
David Forman Secretary and Chief Legal Officer
Peter D. Stahl Assistant Secretary
Norman Ashkenas Chief Compliance Officer
Susan Sturdy Assistant Secretary

(c) $0.00

The address for each person named in Item 29(b) is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2012.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Edward M. Shea
	Jeffrey K. Cimini		Edward M. Shea,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2012.

Signature	Title
/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	) By:	/s/ Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)